UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2007

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
New Insights
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

On September 19, 2007, shareholders of Fidelity® Advisor New Insights Fund approved a new management contract for the fund, effective October 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	13.34%	18.34%
Class T (incl. 3.50% sales charge)	15.80%	18.73%
Class B (incl. contingent deferred sales charge) B	14.24%	18.72%
Class C (incl. contingent deferred sales charge) C	18.37%	19.05%

A From July 31, 2003.

B Class B shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 5% and 2%, respectively.

C Class C shares' contingent deferred sales charge included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

$10,000 Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund - Class T on July 31, 2003, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund

U.S. stock markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007. The Dow rose 8.88% in that time, while the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, gaining 10.55%. However, credit- and recession-related concerns carved deeply into equity prices late in 2007, pushing some market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. In fact, the entire second half of 2007 was negative for many equity yardsticks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment. Meanwhile, sharply higher energy prices pressured consumer spending, adding a further layer of anxiety in much of the back half of the period. In an attempt to re-stimulate the economy, the Federal Reserve Board lowered its discount rate and made three cuts to the federal funds target rate. Despite these actions, stocks generally slumped across the board in November and December.

Advisor New Insights had a very good year: Its Class A, Class T, Class B and Class C shares returned 20.26%, 20.00%, 19.24% and 19.37%, respectively (excluding sales changes), beating the S&P 500 by a wide margin. The fund's healthy outperformance relative to the index was driven by three main factors: its growth-stock bias during a period when growth outpaced value by more than 10 percentage points; extremely productive stock selection, especially in the technology sector; and astute industry positioning by avoiding the most-toxic areas of the weak financials group. The fund's three top relative contributors, leading competitors in the strong Internet and wireless markets, were consumer electronics giant Apple, search engine Google and Research In Motion, a Canada-based out-of-index holding whose popular BlackBerry brand dominates the wireless messaging market. Also making sizable contributions were such stocks as America Movil, a leading wireless provider in Mexico, and insurance conglomerate Berkshire Hathaway. Relative performance was tempered by a large stake in biopharmaceutical firm Genentech, which stumbled on market worries about delays in its product pipeline. Performance also suffered from holding no stake or only minimal stakes in some of the S&P 500's best-performing stocks, including such names as integrated oil company Chevron and software leader Microsoft.

Note to shareholders: The fund reopened to new accounts on November 1, 2007.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,099.60	$ 5.82
Hypothetical A	$ 1,000.00	$ 1,019.66	$ 5.60
Class T
Actual	$ 1,000.00	$ 1,099.00	$ 7.04
Hypothetical A	$ 1,000.00	$ 1,018.50	$ 6.77
Class B
Actual	$ 1,000.00	$ 1,095.50	$ 10.04
Hypothetical A	$ 1,000.00	$ 1,015.63	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,095.70	$ 9.72
Hypothetical A	$ 1,000.00	$ 1,015.93	$ 9.35
Institutional Class
Actual	$ 1,000.00	$ 1,101.10	$ 4.40
Hypothetical A	$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.33%
Class B	1.90%
Class C	1.84%
Institutional Class	.83%

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	5.5	4.5
Apple, Inc.	3.5	2.6
Hewlett-Packard Co.	3.4	3.4
Berkshire Hathaway, Inc. Class A	3.1	2.6
Exxon Mobil Corp.	2.6	2.5
Procter & Gamble Co.	2.0	1.8
Schlumberger Ltd. (NY Shares)	1.7	1.7
America Movil SAB de CV Series L sponsored ADR	1.7	2.6
Genentech, Inc.	1.5	1.9
The Walt Disney Co.	1.3	1.5
	26.3
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	21.2
Energy	11.0	10.4
Financials	11.0	14.8
Health Care	10.2	11.3
Industrials	8.3	8.8
Asset Allocation (% of fund's net assets)
As of December 31, 2007 *		As of June 30, 2007 **
	Stocks 86.7%		Stocks 93.4%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 13.1%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	24.3%	** Foreign investments	25.1%

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Common Stocks - 86.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
Gentex Corp.	44,300	$ 787
Johnson Controls, Inc.	160,800	5,795
The Goodyear Tire & Rubber Co. (a)	47,900	1,352
WABCO Holdings, Inc.	9,100	456
		8,390
Automobiles - 0.2%
DaimlerChrysler AG	53,600	5,126
Toyota Motor Corp.	248,100	13,170
		18,296
Diversified Consumer Services - 0.0%
Strayer Education, Inc.	5,200	887
Hotels, Restaurants & Leisure - 1.5%
California Pizza Kitchen, Inc. (a)	168,350	2,621
Chipotle Mexican Grill, Inc.:
Class A (a)	235,400	34,620
Class B (a)	5,528	680
IHOP Corp.	27,300	999
McDonald's Corp.	993,027	58,499
PokerTek, Inc. (a)(d)	200,000	1,550
Red Robin Gourmet Burgers, Inc. (a)	19,000	608
Tim Hortons, Inc. (d)	1,074,500	39,681
		139,258
Household Durables - 0.9%
Fourlis Holdings SA	527,400	20,859
Gafisa SA ADR (a)(d)	240,900	9,022
Garmin Ltd.	428,800	41,594
Snap-On, Inc.	178,200	8,596
		80,071
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	82,700	7,661
Blue Nile, Inc. (a)	13,700	932
Liberty Media Corp. - Interactive Series A (a)	312,000	5,953
Priceline.com, Inc. (a)	119,400	13,714
		28,260
Media - 1.6%
CKX, Inc. (a)	41,529	498
Dolan Media Co.	443,800	12,946
E.W. Scripps Co. Class A	67,100	3,020
Focus Media Holding Ltd. ADR (a)(d)	294,500	16,731
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	3,676,900	$ 118,690
The Weinstein Co. III Holdings, LLC Class A-1 (e)	2,267	2,267
Vivendi	19,739	904
		155,056
Multiline Retail - 0.3%
Marks & Spencer Group PLC	2,748,600	30,582
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	24,800	942
Gamestop Corp. Class A (a)	509,800	31,664
H&M Hennes & Mauritz AB (B Shares)	33,150	2,017
Inditex SA	92,600	5,679
J. Crew Group, Inc. (a)	601,800	29,013
TJX Companies, Inc.	635,200	18,249
		87,564
Textiles, Apparel & Luxury Goods - 0.3%
China Hongxing Sports Ltd.	6,000,000	3,996
Gildan Activewear, Inc. (a)	45,500	1,875
Lululemon Athletica, Inc. (d)	13,800	654
NIKE, Inc. Class B	358,400	23,024
		29,549
TOTAL CONSUMER DISCRETIONARY		577,913
CONSUMER STAPLES - 7.1%
Beverages - 2.7%
Boston Beer Co., Inc. Class A (a)	48,500	1,826
Diageo PLC sponsored ADR	199,700	17,140
PepsiCo, Inc.	1,546,500	117,379
The Coca-Cola Co.	1,912,300	117,358
		253,703
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	192,000	13,394
CVS Caremark Corp.	255,300	10,148
Koninklijke Ahold NV sponsored ADR	319,100	4,404
Susser Holdings Corp. (a)	215,962	4,427
Tesco PLC	4,131,500	39,176
		71,549
Food Products - 1.0%
Bunge Ltd.	56,300	6,554
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Cosan Ltd. Class A	350,000	$ 4,410
Groupe Danone	213,400	19,259
Hain Celestial Group, Inc. (a)	54,500	1,744
Kellogg Co.	254,800	13,359
Kraft Foods, Inc. Class A	70,200	2,291
McCormick & Co., Inc. (non-vtg.)	23,200	880
Nestle SA (Reg.)	57,655	26,406
Smart Balance, Inc. (a)(d)	500,000	5,465
TreeHouse Foods, Inc. (a)	432,993	9,955
Unilever NV (NY Shares)	50,300	1,834
Wm. Wrigley Jr. Co.	46,700	2,734
		94,891
Household Products - 2.7%
Colgate-Palmolive Co.	847,200	66,048
Procter & Gamble Co.	2,579,967	189,421
		255,469
Personal Products - 0.0%
Chattem, Inc. (a)	12,400	937
TOTAL CONSUMER STAPLES		676,549
ENERGY - 11.0%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (a)	32,000	3,208
Cameron International Corp. (a)	20,600	991
FMC Technologies, Inc. (a)	148,700	8,431
Halliburton Co.	25,200	955
National Oilwell Varco, Inc. (a)	245,000	17,998
Schlumberger Ltd. (NY Shares)	1,667,800	164,061
Smith International, Inc.	756,744	55,886
Transocean, Inc. (a)	39,347	5,633
		257,163
Oil, Gas & Consumable Fuels - 8.3%
Addax Petroleum, Inc.	56,800	2,455
Apache Corp.	84,600	9,098
BG Group PLC sponsored ADR	80,400	9,186
Canadian Natural Resources Ltd.	301,400	22,018
Canadian Oil Sands Trust	368,900	14,373
Chesapeake Energy Corp.	389,800	15,280
Devon Energy Corp.	10,700	951
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Corp.	1,525,100	$ 103,613
EOG Resources, Inc.	380,600	33,969
Exxon Mobil Corp.	2,656,602	248,897
Hess Corp.	77,600	7,827
Murphy Oil Corp.	261,000	22,143
Newfield Exploration Co. (a)	24,600	1,296
Noble Energy, Inc.	749,000	59,560
Occidental Petroleum Corp.	109,300	8,415
Petroleo Brasileiro SA - Petrobras sponsored ADR	730,100	84,137
Petroplus Holdings AG	474,912	36,751
Range Resources Corp.	52,200	2,681
SandRidge Energy, Inc.	128,100	4,594
Sasol Ltd. sponsored ADR	16,300	806
Southwestern Energy Co. (a)	38,000	2,117
Suncor Energy, Inc.	123,300	13,392
Valero Energy Corp.	789,734	55,305
W&T Offshore, Inc.	120,800	3,619
Williams Companies, Inc.	25,300	905
XTO Energy, Inc.	544,000	27,940
		791,328
TOTAL ENERGY		1,048,491
FINANCIALS - 11.0%
Capital Markets - 1.2%
Bank of New York Mellon Corp.	449,100	21,898
BlackRock, Inc. Class A	9,200	1,995
Charles Schwab Corp.	1,292,500	33,023
Franklin Resources, Inc.	70,000	8,010
Goldman Sachs Group, Inc.	101,600	21,849
Invesco Ltd.	153,700	4,823
Legg Mason, Inc.	25,800	1,887
SEI Investments Co.	308,700	9,931
T. Rowe Price Group, Inc.	103,200	6,283
		109,699
Commercial Banks - 1.5%
Allied Irish Banks PLC	158,100	3,632
Banco do Brasil SA	271,300	4,588
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	336,000	8,689
Banco Santander SA sponsored ADR	1,705,800	36,743
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Center Financial Corp., California	50,000	$ 616
M&T Bank Corp.	29,600	2,414
National Australia Bank Ltd.	117,372	3,885
Standard Chartered PLC (United Kingdom)	249,500	9,141
Toronto-Dominion Bank	110,100	7,702
Uniao de Bancos Brasileiros SA (Unibanco) GDR	35,400	4,943
Wells Fargo & Co.	1,954,200	58,997
		141,350
Consumer Finance - 0.8%
American Express Co.	1,469,100	76,423
Diversified Financial Services - 0.8%
Bolsa de Mercadorias & Futuros - BM&F SA	504,200	7,011
Bovespa Holding SA	53,000	993
Citigroup, Inc.	1,110,500	32,693
CME Group, Inc.	18,106	12,421
Govi High Power Exploration, Inc. warrants 1/1/49 (a)(e)	2,750,000	5,500
IntercontinentalExchange, Inc. (a)	26,600	5,121
JPMorgan Chase & Co.	244,500	10,672
MSCI, Inc. Class A	20,600	791
		75,202
Insurance - 6.7%
Admiral Group PLC	944,200	20,636
Allstate Corp.	558,300	29,160
American International Group, Inc.	988,600	57,635
Arch Capital Group Ltd. (a)	23,000	1,618
Assurant, Inc.	158,700	10,617
Axis Capital Holdings Ltd.	344,500	13,425
Berkshire Hathaway, Inc. Class A (a)	2,074	293,678
Everest Re Group Ltd.	39,665	3,982
Loews Corp.	721,900	36,340
Markel Corp. (a)	9,400	4,616
MetLife, Inc.	631,600	38,919
MetLife, Inc. unit	406,600	12,438
Principal Financial Group, Inc.	13,800	950
Prudential Financial, Inc.	440,000	40,938
The Chubb Corp.	1,097,200	59,885
W.R. Berkley Corp.	188,761	5,627
White Mountains Insurance Group Ltd.	5,827	2,995
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Willis Group Holdings Ltd.	125,480	$ 4,764
Zenith National Insurance Corp.	12,500	559
		638,782
TOTAL FINANCIALS		1,041,456
HEALTH CARE - 10.0%
Biotechnology - 3.2%
Celgene Corp. (a)	359,700	16,622
Cougar Biotechnology, Inc. (a)	622,500	20,356
Cougar Biotechnology, Inc. (a)	71,461	2,103
CSL Ltd.	227,152	7,234
Genentech, Inc. (a)	2,106,900	141,310
Genmab AS (a)	83,200	5,032
Gilead Sciences, Inc. (a)	1,858,900	85,528
GTx, Inc. (a)	124,009	1,780
Human Genome Sciences, Inc. (a)	59,800	624
MannKind Corp. (a)(d)	685,533	5,457
MannKind Corp. warrants 8/3/10 (a)(e)	29,881	71
Medarex, Inc. (a)(d)	761,900	7,939
Omrix Biopharmaceuticals, Inc. (a)	46,600	1,619
ONYX Pharmaceuticals, Inc. (a)	15,200	845
OREXIGEN Therapeutics, Inc.	71,495	1,019
Seattle Genetics, Inc. (a)	94,500	1,077
Targacept, Inc. (a)	841,800	6,953
		305,569
Health Care Equipment & Supplies - 1.7%
Alcon, Inc.	185,000	26,462
Becton, Dickinson & Co.	272,700	22,792
C.R. Bard, Inc.	219,799	20,837
China Medical Technologies, Inc. sponsored ADR (d)	21,300	946
DENTSPLY International, Inc.	526,700	23,712
Gen-Probe, Inc. (a)	58,800	3,700
Hologic, Inc. (a)	122,600	8,415
Intuitive Surgical, Inc. (a)	12,400	4,024
Inverness Medical Innovations, Inc. (a)	163,800	9,202
IRIS International, Inc. (a)	445,400	8,739
Mindray Medical International Ltd. sponsored ADR	131,200	5,638
NuVasive, Inc. (a)	120,500	4,762
Smith & Nephew PLC	125,200	1,438
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stereotaxis, Inc. (a)	64,900	$ 793
Stryker Corp.	237,600	17,753
TomoTherapy, Inc. (d)	143,800	2,813
		162,026
Health Care Providers & Services - 0.8%
Aetna, Inc.	127,700	7,372
Amedisys, Inc. (a)	45,100	2,188
athenahealth, Inc.	23,300	839
Henry Schein, Inc. (a)	60,400	3,709
HMS Holdings Corp. (a)	508,900	16,901
Humana, Inc. (a)	29,857	2,249
McKesson Corp.	79,700	5,221
Medco Health Solutions, Inc. (a)	245,200	24,863
Nighthawk Radiology Holdings, Inc. (a)	210,992	4,441
VCA Antech, Inc. (a)	106,800	4,724
		72,507
Health Care Technology - 0.1%
HLTH Corp. (a)	467,100	6,259
Life Sciences Tools & Services - 0.7%
Covance, Inc. (a)	11,300	979
Dionex Corp. (a)(d)	33,300	2,759
ICON PLC sponsored ADR (a)	288,000	17,816
Invitrogen Corp. (a)	60,300	5,633
Medivation, Inc. (a)	58,200	838
Millipore Corp. (a)	27,100	1,983
QIAGEN NV (a)	143,700	3,025
Techne Corp. (a)	73,700	4,868
Thermo Fisher Scientific, Inc. (a)	158,500	9,142
Waters Corp. (a)	321,300	25,405
		72,448
Pharmaceuticals - 3.5%
Abbott Laboratories	491,000	27,570
Allergan, Inc.	309,500	19,882
BioMimetic Therapeutics, Inc. (a)	74,000	1,285
Bristol-Myers Squibb Co.	596,600	15,822
Johnson & Johnson	330,400	22,038
Merck & Co., Inc.	2,036,300	118,329
Novo Nordisk AS Series B	166,400	10,910
Pronova BioPharma ASA	1,000,000	4,048
Roche Holding AG (participation certificate)	395,355	67,527
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	1,669,000	$ 44,462
Sirtris Pharmaceuticals, Inc. (d)	41,800	572
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,400	855
XenoPort, Inc. (a)	44,700	2,498
		335,798
TOTAL HEALTH CARE		954,607
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.2%
General Dynamics Corp.	59,400	5,286
Heico Corp. Class A	18,000	767
Lockheed Martin Corp.	522,200	54,967
Precision Castparts Corp.	95,400	13,232
Raytheon Co.	80,800	4,905
Spirit AeroSystems Holdings, Inc. Class A	312,000	10,764
Teledyne Technologies, Inc. (a)	66,600	3,552
The Boeing Co.	223,400	19,539
United Technologies Corp.	32,000	2,449
		115,461
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (d)	781,672	42,304
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	162,026	6,390
Commercial Services & Supplies - 0.3%
Advisory Board Co. (a)	16,400	1,053
Covanta Holding Corp. (a)	136,700	3,781
FTI Consulting, Inc. (a)	15,200	937
Fuel Tech, Inc. (a)	21,100	478
IHS, Inc. Class A (a)	45,100	2,731
InnerWorkings, Inc. (a)	55,500	958
Interface, Inc. Class A	189,400	3,091
Robert Half International, Inc.	72,000	1,947
Seek Ltd.	1,000,000	7,007
Stericycle, Inc. (a)	40,800	2,424
		24,407
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. (a)	787,400	75,283
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
KBR, Inc.	161,400	$ 6,262
URS Corp. (a)	73,000	3,966
		85,511
Electrical Equipment - 2.6%
ABB Ltd. sponsored ADR	498,100	14,345
Alstom SA	4,100	880
Cooper Industries Ltd. Class A	1,490,700	78,828
Emerson Electric Co.	16,300	924
First Solar, Inc. (a)	6,900	1,843
GrafTech International Ltd. (a)	500,000	8,875
Q-Cells AG (a)	361,100	51,434
Renewable Energy Corp. AS (a)	845,500	42,940
Roper Industries, Inc.	12,900	807
SolarWorld AG	435,400	26,529
Sunpower Corp. Class A (a)	72,300	9,427
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	97,100	7,993
Vestas Wind Systems AS (a)	10,000	1,080
		245,905
Industrial Conglomerates - 0.2%
General Electric Co.	43,600	1,616
Hutchison Whampoa Ltd.	374,000	4,243
Koninklijke Philips Electronics NV (NY Shares)	49,200	2,103
McDermott International, Inc. (a)	14,400	850
Siemens AG sponsored ADR	55,900	8,796
		17,608
Machinery - 2.2%
Astec Industries, Inc. (a)	10,600	394
Bucyrus International, Inc. Class A	34,000	3,379
Cummins, Inc.	115,000	14,648
Danaher Corp.	958,377	84,088
Deere & Co.	217,900	20,291
IDEX Corp.	280,100	10,120
Ingersoll-Rand Co. Ltd. Class A	48,400	2,249
ITT Corp.	44,500	2,939
Kennametal, Inc.	82,000	3,105
Manitowoc Co., Inc.	19,700	962
PACCAR, Inc.	936,223	51,005
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	256,500	$ 10,342
SPX Corp.	36,300	3,733
		207,255
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	87,100	7,249
Canadian National Railway Co.	548,700	25,763
CSX Corp.	41,900	1,843
Union Pacific Corp.	34,700	4,359
		39,214
TOTAL INDUSTRIALS		784,055
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 2.7%
Aruba Networks, Inc.	445,401	6,641
Blue Coat Systems, Inc. (a)	67,800	2,229
Ciena Corp. (a)	78,400	2,674
Cisco Systems, Inc. (a)	2,117,400	57,318
Juniper Networks, Inc. (a)	28,600	950
Nice Systems Ltd. sponsored ADR (a)	91,000	3,123
Nokia Corp. sponsored ADR	1,648,200	63,274
Nortel Networks Corp. (a)	201,200	3,034
Research In Motion Ltd. (a)	1,041,700	118,129
Riverbed Technology, Inc. (a)	124,900	3,340
Starent Networks Corp.	37,569	686
		261,398
Computers & Peripherals - 7.8%
Apple, Inc. (a)	1,695,400	335,825
Dell, Inc. (a)	1,249,400	30,623
EMC Corp. (a)	930,600	17,244
Hewlett-Packard Co.	6,435,500	324,864
Logitech International SA (a)	183,700	6,731
NCR Corp. (a)	579,000	14,533
Netezza Corp.	26,400	364
Synaptics, Inc. (a)	48,700	2,004
Teradata Corp. (a)	83,800	2,297
Western Digital Corp. (a)	317,000	9,577
		744,062
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	49,800	$ 1,830
Amphenol Corp. Class A	889,640	41,253
Flextronics International Ltd. (a)	149,900	1,808
FLIR Systems, Inc. (a)	723,800	22,655
Hon Hai Precision Industry Co. Ltd. (Foxconn)	864,468	5,385
Mettler-Toledo International, Inc. (a)	83,500	9,502
Trimble Navigation Ltd. (a)	159,200	4,814
Tyco Electronics Ltd.	125,000	4,641
		91,888
Internet Software & Services - 6.3%
Akamai Technologies, Inc. (a)	354,500	12,266
Bankrate, Inc. (a)(d)	127,500	6,131
Constant Contact, Inc. (d)	174,900	3,760
Dice Holdings, Inc.	83,800	670
Equinix, Inc. (a)	43,500	4,397
Google, Inc. Class A (sub. vtg.) (a)	750,867	519,204
Mercadolibre, Inc.	60,900	4,499
NHN Corp. (a)	14,486	3,499
Open Text Corp. (a)	25,900	818
VeriSign, Inc. (a)	825,500	31,047
VistaPrint Ltd. (a)	296,000	12,684
		598,975
IT Services - 1.6%
Accenture Ltd. Class A	764,000	27,527
ExlService Holdings, Inc. (a)	40,100	926
Mastercard, Inc. Class A	269,000	57,889
Paychex, Inc. (d)	416,100	15,071
Redecard SA	123,200	2,007
Sapient Corp. (a)	748,600	6,595
SRA International, Inc. Class A (a)	201,561	5,936
The Western Union Co.	363,900	8,835
VeriFone Holdings, Inc. (a)(d)	945,600	21,985
Wright Express Corp. (a)	29,800	1,058
		147,829
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	397,400	7,058
ASML Holding NV (NY Shares) (a)	191,477	5,991
Atheros Communications, Inc. (a)	28,983	885
Broadcom Corp. Class A (a)	32,600	852
Cavium Networks, Inc.	110,162	2,536
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	1,285,750	$ 34,278
Lam Research Corp. (a)	356,100	15,394
Marvell Technology Group Ltd. (a)	633,200	8,852
MEMC Electronic Materials, Inc. (a)	76,700	6,787
NVIDIA Corp. (a)	495,100	16,843
O2Micro International Ltd. sponsored ADR (a)	3,000	35
ON Semiconductor Corp. (a)	488,000	4,333
Sigma Designs, Inc. (a)	27,100	1,496
Silicon Motion Technology Corp. sponsored ADR (a)	168,600	2,998
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	185,700	1,850
Tessera Technologies, Inc. (a)	56,500	2,350
Varian Semiconductor Equipment Associates, Inc. (a)	73,900	2,734
Zoran Corp. (a)	47,500	1,069
		116,341
Software - 2.6%
Activision, Inc. (a)	661,900	19,658
Adobe Systems, Inc. (a)	1,421,306	60,732
Autonomy Corp. PLC (a)	169,300	2,974
BMC Software, Inc. (a)	333,700	11,893
CommVault Systems, Inc. (a)	569,168	12,055
Electronic Arts, Inc. (a)	103,300	6,034
Gameloft (a)	291,000	2,548
GSE Systems, Inc. (a)	500,000	5,120
Longtop Financial Technologies Ltd. ADR	5,700	135
McAfee, Inc. (a)	584,200	21,908
Nintendo Co. Ltd.	47,400	28,080
Nuance Communications, Inc. (a)(d)	202,900	3,790
Oracle Corp. (a)	302,750	6,836
Salesforce.com, Inc. (a)	289,200	18,130
Taleo Corp. Class A (a)	116,165	3,459
Ubisoft Entertainment SA (a)	186,000	18,858
Ultimate Software Group, Inc. (a)	168,339	5,298
Utimaco Safeware AG	350,000	5,210
VMware, Inc. Class A (d)	169,000	14,363
		247,081
TOTAL INFORMATION TECHNOLOGY		2,207,574
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.7%
Chemicals - 2.1%
Bayer AG	473,700	$ 43,107
Ecolab, Inc.	697,000	35,693
Monsanto Co.	429,700	47,993
Nalco Holding Co.	308,500	7,460
Potash Corp. of Saskatchewan, Inc.	38,800	5,586
Praxair, Inc.	550,400	48,826
Rohm & Haas Co.	16,800	892
The Mosaic Co. (a)	56,500	5,330
Wacker Chemie AG	17,000	4,905
		199,792
Metals & Mining - 4.5%
Agnico-Eagle Mines Ltd.	102,800	5,631
Anglo American PLC ADR	1,329,071	40,364
Anglo Platinum Ltd.	8,600	1,266
Aquarius Platinum Ltd. (Australia)	1,794,000	20,381
ArcelorMittal SA (NY Reg.) Class A	166,200	12,856
B2Gold Corp. (a)(e)	1,000,000	2,129
B2Gold Corp. (a)	500,000	1,183
Barrick Gold Corp.	855,000	35,954
BHP Billiton Ltd. sponsored ADR (d)	815,500	57,118
Companhia Vale do Rio Doce sponsored ADR	216,000	7,057
Compania de Minas Buenaventura SA sponsored ADR	99,100	5,609
Eldorado Gold Corp. (a)	259,700	1,524
First Quantum Minerals Ltd.	10,000	856
Franco-Nevada Corp.	435,700	6,644
Freeport-McMoRan Copper & Gold, Inc. Class B	431,900	44,244
Goldcorp, Inc.	1,862,001	63,344
Impala Platinum Holdings Ltd.	84,900	2,936
Ivanhoe Mines Ltd. (a)	1,665,000	18,099
Kinross Gold Corp. (a)	1,123,376	20,691
Lihir Gold Ltd. (a)	6,545,468	20,697
Lundin Mining Corp. (a)	470,300	4,516
Newcrest Mining Ltd.	468,618	13,586
Novamerican Steel, Inc.	172,700	744
Novamerican Steel, Inc. warrants 3/7/11 (a)	172,700	173
POSCO sponsored ADR	116,200	17,478
Randgold Resources Ltd. sponsored ADR	180,100	6,687
Red Back Mining, Inc. (a)	707,900	5,052
Rio Tinto PLC (Reg.)	43,300	4,545
Silver Bear Resources, Inc.	275,700	777
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Silvercorp Metals, Inc.	84,600	$ 799
Teck Cominco Ltd. Class B (sub. vtg.)	66,800	2,382
Vedanta Resources PLC	20,300	825
Xstrata PLC	13,500	952
		427,099
Paper & Forest Products - 0.1%
Lee & Man Paper Manufacturing Ltd.	379,600	1,667
Nine Dragons Paper (Holdings) Ltd.	1,748,000	4,421
		6,088
TOTAL MATERIALS		632,979
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	760,632	31,612
Cbeyond, Inc. (a)	41,564	1,621
Iliad Group SA	29,700	3,190
Telefonica SA sponsored ADR	49,500	4,831
		41,254
Wireless Telecommunication Services - 2.0%
America Movil SAB de CV Series L sponsored ADR	2,596,900	159,424
American Tower Corp. Class A (a)	45,427	1,935
Bharti Airtel Ltd. (a)	885,954	22,402
NII Holdings, Inc. (a)	153,847	7,434
Vodafone Group PLC sponsored ADR	25,000	933
		192,128
TOTAL TELECOMMUNICATION SERVICES		233,382
UTILITIES - 0.8%
Electric Utilities - 0.5%
Allegheny Energy, Inc.	174,300	11,087
E.ON AG sponsored ADR	178,900	12,586
Edison International	16,400	875
Entergy Corp.	52,600	6,287
Exelon Corp.	62,400	5,094
FirstEnergy Corp.	44,200	3,197
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	25,900	$ 1,756
PPL Corp.	89,800	4,678
		45,560
Gas Utilities - 0.1%
Questar Corp.	15,100	817
Southern Union Co.	118,275	3,473
		4,290
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	73,800	7,567
International Power PLC	650,100	5,997
		13,564
Multi-Utilities - 0.1%
Veolia Environnement	48,414	4,412
YTL Corp. Bhd	2,133,100	5,096
YTL Corp. Bhd rights 1/7/08 (a)	142,206	73
		9,581
TOTAL UTILITIES		72,995
TOTAL COMMON STOCKS (Cost $5,846,330)		8,230,001
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.2%
Biotechnology - 0.2%
Fluidigm Corp. (e)	481,170	1,925
Light Sciences Oncology, Inc. Series B (e)	1,792,115	15,000
		16,925
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,925)		16,925
Money Market Funds - 13.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.58% (b)	1,216,587,820	$ 1,216,588
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	92,726,988	92,727
TOTAL MONEY MARKET FUNDS (Cost $1,309,315)		1,309,315
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $7,172,570)		9,556,241
NET OTHER ASSETS - (0.7)%		(62,976)
NET ASSETS - 100%		$ 9,493,265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,891,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
B2Gold Corp.	10/24/07	$ 1,032
Fluidigm Corp.	10/9/07	$ 1,925
Govi High Power Exploration, Inc. warrants 1/1/49	9/28/07	$ 5,500
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31,243
Fidelity Securities Lending Cash Central Fund	1,785
Total	$ 33,028
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double-Take Software, Inc.	$ -	$ 21,535	$ 19,955	$ -	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.7%
Canada	5.2%
Bermuda	2.2%
Switzerland	2.0%
United Kingdom	1.9%
Netherlands Antilles	1.7%
Mexico	1.7%
Germany	1.6%
Brazil	1.5%
Others (individually less than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2007
Assets
Investment in securities, at value (including securities loaned of $89,560) - See accompanying schedule: Unaffiliated issuers (cost $5,863,255)	$ 8,246,926
Fidelity Central Funds (cost $1,309,315)	1,309,315
Total Investments (cost $7,172,570)		$ 9,556,241
Receivable for investments sold		7,821
Receivable for fund shares sold		39,006
Dividends receivable		8,199
Distributions receivable from Fidelity Central Funds		4,740
Prepaid expenses		28
Other receivables		97
Total assets		9,616,132

Liabilities
Payable for investments purchased	$ 4,218
Payable for fund shares redeemed	14,520
Distributions payable	82
Accrued management fee	4,337
Distribution fees payable	3,396
Other affiliated payables	1,644
Other payables and accrued expenses	1,943
Collateral on securities loaned, at value	92,727
Total liabilities		122,867

Net Assets		$ 9,493,265
Net Assets consist of:
Paid in capital		$ 7,049,543
Undistributed net investment income		1,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,856
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,383,640
Net Assets		$ 9,493,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,630,055 ÷ 121,456 shares)	$ 21.65

Maximum offering price per share (100/94.25 of $21.65)	$ 22.97
Class T: Net Asset Value and redemption price per share ($2,185,491 ÷ 101,386 shares)	$ 21.56

Maximum offering price per share (100/96.50 of $21.56)	$ 22.34
Class B: Net Asset Value and offering price per share ($489,316 ÷ 23,252 shares)A	$ 21.04

Class C: Net Asset Value and offering price per share ($1,878,915 ÷ 89,040 shares)A	$ 21.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,309,488 ÷ 105,731 shares)	$ 21.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Dividends		$ 90,293
Interest		36
Income from Fidelity Central Funds		33,028
Total income		123,357

Expenses
Management fee	$ 45,961
Transfer agent fees	17,290
Distribution fees	37,779
Accounting and security lending fees	1,249
Custodian fees and expenses	497
Independent trustees' compensation	28
Registration fees	86
Audit	101
Legal	59
Miscellaneous	2,632
Total expenses before reductions	105,682
Expense reductions	(363)	105,319
Net investment income (loss)		18,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	342,693
Other affiliated issuers	(1,580)
Foreign currency transactions	(30)
Total net realized gain (loss)		341,083
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1)	1,132,792
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		1,132,777
Net gain (loss)		1,473,860
Net increase (decrease) in net assets resulting from operations		$ 1,491,898

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,038	$ 9,962
Net realized gain (loss)	341,083	(97,322)
Change in net unrealized appreciation (depreciation)	1,132,777	700,051
Net increase (decrease) in net assets resulting from operations	1,491,898	612,691
Distributions to shareholders from net investment income	(17,144)	(10,473)
Distributions to shareholders from net realized gain	(168,267)	(24,707)
Total distributions	(185,411)	(35,180)
Share transactions - net increase (decrease)	610,558	2,743,651
Total increase (decrease) in net assets	1,917,045	3,321,162

Net Assets
Beginning of period	7,576,220	4,255,058
End of period (including undistributed net investment income of $1,226 and $0, respectively)	$ 9,493,265	$ 7,576,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.37	$ 16.65	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.06	.02	(.03)	(.04)
Net realized and unrealized gain (loss)	3.65	1.78	2.64	2.24	1.87
Total from investment operations	3.73	1.84	2.66	2.21	1.83
Distributions from net investment income	(.06)	(.03)	-	(.01)	(.03)
Distributions from net realized gain	(.39)	(.08)	-	-	(.01)
Total distributions	(.45)	(.12)J	-	(.01)	(.04)
Net asset value, end of period	$ 21.65	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Total ReturnB,C,D	20.26%	11.06%	19.01%	18.76%	18.23%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.09%	1.12%	1.17%	1.22%	1.39%A
Expenses net of fee waivers, if any	1.09%	1.12%	1.17%	1.22%	1.39%A
Expenses net of all reductions	1.08%	1.11%	1.13%	1.17%	1.28%A
Net investment income (loss)	.42%	.37%	.13%	(.26)%	(.81)%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,630	$ 1,823	$ 1,019	$ 230	$ 37
Portfolio turnover rateG	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.29	$ 16.57	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.03	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	3.62	1.77	2.62	2.25	1.86
Total from investment operations	3.66	1.80	2.61	2.19	1.81
Distributions from net investment income	-	-	-	(.01)	(.02)
Distributions from net realized gain	(.39)	(.08)	-	-	(.01)
Total distributions	(.39)	(.08)J	-	(.01)	(.03)
Net asset value, end of period	$ 21.56	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Total ReturnB,C,D	20.00%	10.90%	18.70%	18.60%	18.08%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.31%	1.32%	1.38%	1.43%	1.62%A
Expenses net of fee waivers, if any	1.31%	1.32%	1.38%	1.43%	1.62%A
Expenses net of all reductions	1.31%	1.31%	1.34%	1.39%	1.51%A
Net investment income (loss)	.19%	.17%	(.08)%	(.48)%	(1.04)%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,185	$ 2,165	$ 1,393	$ 325	$ 62
Portfolio turnover rateG	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 16.35	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.07)	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	3.54	1.74	2.60	2.23	1.85
Total from investment operations	3.46	1.67	2.50	2.10	1.78
Distributions from net investment income	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.39)	(.05)	-	-	(.01)
Total distributions	(.39)	(.05)J	-	(.01)	(.02)
Net asset value, end of period	$ 21.04	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Total ReturnB,C,D	19.24%	10.23%	18.05%	17.87%	17.75%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.89%	1.93%	1.98%	2.02%	2.19%A
Expenses net of fee waivers, if any	1.89%	1.93%	1.98%	2.02%	2.19%A
Expenses net of all reductions	1.89%	1.92%	1.94%	1.97%	2.08%A
Net investment income (loss)	(.39)%	(.44)%	(.68)%	(1.06)%	(1.61)%A
Supplemental Data
Net assets, end of period (in millions)	$ 489	$ 452	$ 339	$ 109	$ 27
Portfolio turnover rateG	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.00	$ 16.37	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	3.55	1.74	2.60	2.23	1.85
Total from investment operations	3.49	1.68	2.51	2.11	1.78
Distributions from net investment income	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.39)	(.05)	-	-	(.01)
Total distributions	(.39)	(.05)J	-	(.01)	(.02)
Net asset value, end of period	$ 21.10	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Total ReturnB,C,D	19.37%	10.28%	18.11%	17.95%	17.77%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.82%	1.85%	1.89%	1.94%	2.14%A
Expenses net of fee waivers, if any	1.82%	1.85%	1.89%	1.94%	2.14%A
Expenses net of all reductions	1.82%	1.83%	1.85%	1.89%	2.03%A
Net investment income (loss)	(.32)%	(.35)%	(.59)%	(.98)%	(1.55)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,879	$ 1,596	$ 1,006	$ 246	$ 49
Portfolio turnover rateG	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.52	$ 16.78	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.14	.12	.07	.01	(.02)
Net realized and unrealized gain (loss)	3.67	1.79	2.66	2.26	1.86
Total from investment operations	3.81	1.91	2.73	2.27	1.84
Distributions from net investment income	(.10)	(.09)	-	(.01)	(.04)
Distributions from net realized gain	(.39)	(.08)	-	-	(.01)
Total distributions	(.49)	(.17)I	-	(.01)	(.05)
Net asset value, end of period	$ 21.84	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Total ReturnB,C	20.57%	11.40%	19.43%	19.27%	18.31%
Ratios to Average Net AssetsE,H
Expenses before reductions	.81%	.83%	.84%	.86%	1.07%A
Expenses net of fee waivers, if any	.81%	.83%	.84%	.86%	1.07%A
Expenses net of all reductions	.81%	.82%	.79%	.82%	.96%A
Net investment income (loss)	.69%	.66%	.47%	.10%	(.49)%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,309	$ 1,540	$ 498	$ 120	$ 23
Portfolio turnover rateF	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 31, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

(Amounts in Thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in Thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,516,759
Unrealized depreciation	(142,685)
Net unrealized appreciation (depreciation)	2,374,074
Undistributed long-term capital gain	53,909

Cost for federal income tax purposes	$ 7,182,167

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006

Ordinary Income	$ 17,144	$ 20,374
Long-term Capital Gains	168,267	14,806
Total	$ 185,411	$ 35,180

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in Thousands except ratios)

4. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $4,333,991 and $4,574,648, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, on September 19, 2007, shareholders approved a new management contract which adds a performance adjustment to the management fee (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund's Institutional Class as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007. The performance adjustment will take effect starting with the twelfth month of the performance period (September, 2008). Subsequent months will be added until the performance period

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

includes 36 months. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,212	$ 448
Class T	.25%	.25%	11,068	252
Class B	.75%	.25%	4,627	3,472
Class C	.75%	.25%	16,872	1,915
			$ 37,779	$ 6,087

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 577
Class T	205
Class B*	684
Class C*	100
$ 1,566

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in Thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 4,620.22
Class T	4,335.20
Class B	1,276.28
Class C	3,520.21
Institutional Class	3,539.20
	$ 17,290

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

Annual Report

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,785.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $272 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 34
Class T	21
Institutional Class	7
$ 63

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which

Annual Report

Notes to Financial Statements - continued

(Amounts in Thousands except ratios)

10. Other - continued

did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 6,522	$ 3,373
Institutional Class	10,622	7,100
Total	$ 17,144	$ 10,473
From net realized gain
Class A	$ 46,240	$ 6,877
Class T	38,909	8,598
Class B	8,910	1,130
Class C	33,987	3,506
Institutional Class	40,221	4,596
Total	$ 168,267	$ 24,707

Annual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	41,083	56,857	$ 854,701	$ 987,944
Reinvestment of distributions	2,200	510	47,987	9,102
Shares redeemed	(21,029)	(19,382)	(422,867)	(338,857)
Net increase (decrease)	22,254	37,985	$ 479,821	$ 658,189
Class T
Shares sold	12,545	49,748	$ 252,804	$ 860,917
Reinvestment of distributions	1,686	464	36,596	8,157
Shares redeemed	(31,235)	(15,864)	(633,560)	(273,911)
Net increase (decrease)	(17,004)	34,348	$ (344,160)	$ 595,163
Class B
Shares sold	2,077	8,880	$ 41,743	$ 151,398
Reinvestment of distributions	352	56	7,470	941
Shares redeemed	(4,354)	(4,507)	(84,616)	(76,579)
Net increase (decrease)	(1,925)	4,429	$ (35,403)	$ 75,760
Class C
Shares sold	11,087	36,136	$ 226,470	$ 616,428
Reinvestment of distributions	1,198	154	25,448	2,604
Shares redeemed	(11,884)	(9,125)	(231,726)	(154,499)
Net increase (decrease)	401	27,165	$ 20,192	$ 464,533
Institutional Class
Shares sold	40,372	68,189	$ 849,560	$ 1,206,339
Reinvestment of distributions	1,513	432	33,288	7,867
Shares redeemed	(19,329)	(15,120)	(392,740)	(264,200)
Net increase (decrease)	22,556	53,501	$ 490,108	$ 950,006

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Contrafund. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Contrafund. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Contrafund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Contrafund. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Contrafund. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Advisor New Insights. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-
2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of the Advisor New Insights. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Advisor New Insights. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2003

Secretary of Advisor New Insights. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor New Insights. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-
present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor New Insights. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor New Insights. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor New Insights. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor New Insights. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor New Insights. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor New Insights. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor New Insights. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor New Insights Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/19/08	02/15/08	$0.115
Class T	02/19/08	02/15/08	$0.115
Class B	02/19/08	02/15/08	$0.115
Class C	02/19/08	02/15/08	$0.115

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $235,532,113, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 19, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an amended management contract that includes adding a performance adjustment component to the fund's management fee and giving the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	2,870,956,135.65	69.687
Against	866,498,065.68	21.033
Abstain	199,841,166.01	4.850
Uninstructed	182,506,666.00	4.430
TOTAL	4,119,802,033.34	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc. Morningstar, Inc. assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor New Insights Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one-year period and the first quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Annual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Advisor New Insights Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that, on December 14, 2006, it had approved an amended management contract for the fund that, if approved by shareholders, will add a performance adjustment component to the management fee paid by the fund (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index).

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2006.

Annual Report

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIF-UANN-0208
1.796408.104

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor
New Insights
Fund - Institutional Class

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Note to Shareholders	<Click Here>	An explanation of the changes to the fund.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Note to Shareholders:

On September 19, 2007, shareholders of Fidelity® Advisor New Insights Fund approved a new management contract for the fund, effective October 1, 2007, which adds a performance adjustment component to the management fee based on the fund's performance versus the Standard & Poor's 500SM Index. The new contract also allows the Board of Trustees to designate an alternate performance adjustment index in the future, without a shareholder vote, when permitted by applicable law.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Life of fund A
Institutional Class	20.57%	20.32%

A From July 31, 2003.

$10,000 Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor New Insights Fund - Institutional Class on July 31, 2003, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Advisor New Insights Fund

U.S. stock markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007. The Dow rose 8.88% in that time, while the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, gaining 10.55%. However, credit- and recession-related concerns carved deeply into equity prices late in 2007, pushing some market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. In fact, the entire second half of 2007 was negative for many equity yardsticks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment. Meanwhile, sharply higher energy prices pressured consumer spending, adding a further layer of anxiety in much of the back half of the period. In an attempt to re-stimulate the economy, the Federal Reserve Board lowered its discount rate and made three cuts to the federal funds target rate. Despite these actions, stocks generally slumped across the board in November and December.

Advisor New Insights had a very good year: Its Institutional Class shares returned 20.57%, beating the S&P 500 by a wide margin. The fund's healthy outperformance relative to the index was driven by three main factors: its growth-stock bias during a period when growth outpaced value by more than 10 percentage points; extremely productive stock selection, especially in the technology sector; and astute industry positioning by avoiding the most-toxic areas of the weak financials group. The fund's three top relative contributors, leading competitors in the strong Internet and wireless markets, were consumer electronics giant Apple, search engine Google and Research In Motion, a Canada-based out-of-index holding whose popular BlackBerry brand dominates the wireless messaging market. Also making sizable contributions were such stocks as America Movil, a leading wireless provider in Mexico, and insurance conglomerate Berkshire Hathaway. Relative performance was tempered by a large stake in biopharmaceutical firm Genentech, which stumbled on market worries about delays in its product pipeline. Performance also suffered from holding no stake or only minimal stakes in some of the S&P 500's best-performing stocks, including such names as integrated oil company Chevron and software leader Microsoft.

Note to shareholders: The fund reopened to new accounts on November 1, 2007.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a share-holder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Class A
Actual	$ 1,000.00	$ 1,099.60	$ 5.82
Hypothetical A	$ 1,000.00	$ 1,019.66	$ 5.60
Class T
Actual	$ 1,000.00	$ 1,099.00	$ 7.04
Hypothetical A	$ 1,000.00	$ 1,018.50	$ 6.77
Class B
Actual	$ 1,000.00	$ 1,095.50	$ 10.04
Hypothetical A	$ 1,000.00	$ 1,015.63	$ 9.65
Class C
Actual	$ 1,000.00	$ 1,095.70	$ 9.72
Hypothetical A	$ 1,000.00	$ 1,015.93	$ 9.35
Institutional Class
Actual	$ 1,000.00	$ 1,101.10	$ 4.40
Hypothetical A	$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.10%
Class T	1.33%
Class B	1.90%
Class C	1.84%
Institutional Class	.83%

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	5.5	4.5
Apple, Inc.	3.5	2.6
Hewlett-Packard Co.	3.4	3.4
Berkshire Hathaway, Inc. Class A	3.1	2.6
Exxon Mobil Corp.	2.6	2.5
Procter & Gamble Co.	2.0	1.8
Schlumberger Ltd. (NY Shares)	1.7	1.7
America Movil SAB de CV Series L sponsored ADR	1.7	2.6
Genentech, Inc.	1.5	1.9
The Walt Disney Co.	1.3	1.5
	26.3
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.2	21.2
Energy	11.0	10.4
Financials	11.0	14.8
Health Care	10.2	11.3
Industrials	8.3	8.8
Asset Allocation (% of fund's net assets)
As of December 31, 2007 *		As of June 30, 2007 **
	Stocks 86.7%		Stocks 93.4%
	Convertible Securities 0.2%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 13.1%		Short-Term Investments and Net Other Assets 6.4%
* Foreign investments	24.3%	** Foreign investments	25.1%

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Common Stocks - 86.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
Gentex Corp.	44,300	$ 787
Johnson Controls, Inc.	160,800	5,795
The Goodyear Tire & Rubber Co. (a)	47,900	1,352
WABCO Holdings, Inc.	9,100	456
		8,390
Automobiles - 0.2%
DaimlerChrysler AG	53,600	5,126
Toyota Motor Corp.	248,100	13,170
		18,296
Diversified Consumer Services - 0.0%
Strayer Education, Inc.	5,200	887
Hotels, Restaurants & Leisure - 1.5%
California Pizza Kitchen, Inc. (a)	168,350	2,621
Chipotle Mexican Grill, Inc.:
Class A (a)	235,400	34,620
Class B (a)	5,528	680
IHOP Corp.	27,300	999
McDonald's Corp.	993,027	58,499
PokerTek, Inc. (a)(d)	200,000	1,550
Red Robin Gourmet Burgers, Inc. (a)	19,000	608
Tim Hortons, Inc. (d)	1,074,500	39,681
		139,258
Household Durables - 0.9%
Fourlis Holdings SA	527,400	20,859
Gafisa SA ADR (a)(d)	240,900	9,022
Garmin Ltd.	428,800	41,594
Snap-On, Inc.	178,200	8,596
		80,071
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	82,700	7,661
Blue Nile, Inc. (a)	13,700	932
Liberty Media Corp. - Interactive Series A (a)	312,000	5,953
Priceline.com, Inc. (a)	119,400	13,714
		28,260
Media - 1.6%
CKX, Inc. (a)	41,529	498
Dolan Media Co.	443,800	12,946
E.W. Scripps Co. Class A	67,100	3,020
Focus Media Holding Ltd. ADR (a)(d)	294,500	16,731
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
The Walt Disney Co.	3,676,900	$ 118,690
The Weinstein Co. III Holdings, LLC Class A-1 (e)	2,267	2,267
Vivendi	19,739	904
		155,056
Multiline Retail - 0.3%
Marks & Spencer Group PLC	2,748,600	30,582
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	24,800	942
Gamestop Corp. Class A (a)	509,800	31,664
H&M Hennes & Mauritz AB (B Shares)	33,150	2,017
Inditex SA	92,600	5,679
J. Crew Group, Inc. (a)	601,800	29,013
TJX Companies, Inc.	635,200	18,249
		87,564
Textiles, Apparel & Luxury Goods - 0.3%
China Hongxing Sports Ltd.	6,000,000	3,996
Gildan Activewear, Inc. (a)	45,500	1,875
Lululemon Athletica, Inc. (d)	13,800	654
NIKE, Inc. Class B	358,400	23,024
		29,549
TOTAL CONSUMER DISCRETIONARY		577,913
CONSUMER STAPLES - 7.1%
Beverages - 2.7%
Boston Beer Co., Inc. Class A (a)	48,500	1,826
Diageo PLC sponsored ADR	199,700	17,140
PepsiCo, Inc.	1,546,500	117,379
The Coca-Cola Co.	1,912,300	117,358
		253,703
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	192,000	13,394
CVS Caremark Corp.	255,300	10,148
Koninklijke Ahold NV sponsored ADR	319,100	4,404
Susser Holdings Corp. (a)	215,962	4,427
Tesco PLC	4,131,500	39,176
		71,549
Food Products - 1.0%
Bunge Ltd.	56,300	6,554
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Cosan Ltd. Class A	350,000	$ 4,410
Groupe Danone	213,400	19,259
Hain Celestial Group, Inc. (a)	54,500	1,744
Kellogg Co.	254,800	13,359
Kraft Foods, Inc. Class A	70,200	2,291
McCormick & Co., Inc. (non-vtg.)	23,200	880
Nestle SA (Reg.)	57,655	26,406
Smart Balance, Inc. (a)(d)	500,000	5,465
TreeHouse Foods, Inc. (a)	432,993	9,955
Unilever NV (NY Shares)	50,300	1,834
Wm. Wrigley Jr. Co.	46,700	2,734
		94,891
Household Products - 2.7%
Colgate-Palmolive Co.	847,200	66,048
Procter & Gamble Co.	2,579,967	189,421
		255,469
Personal Products - 0.0%
Chattem, Inc. (a)	12,400	937
TOTAL CONSUMER STAPLES		676,549
ENERGY - 11.0%
Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc. (a)	32,000	3,208
Cameron International Corp. (a)	20,600	991
FMC Technologies, Inc. (a)	148,700	8,431
Halliburton Co.	25,200	955
National Oilwell Varco, Inc. (a)	245,000	17,998
Schlumberger Ltd. (NY Shares)	1,667,800	164,061
Smith International, Inc.	756,744	55,886
Transocean, Inc. (a)	39,347	5,633
		257,163
Oil, Gas & Consumable Fuels - 8.3%
Addax Petroleum, Inc.	56,800	2,455
Apache Corp.	84,600	9,098
BG Group PLC sponsored ADR	80,400	9,186
Canadian Natural Resources Ltd.	301,400	22,018
Canadian Oil Sands Trust	368,900	14,373
Chesapeake Energy Corp.	389,800	15,280
Devon Energy Corp.	10,700	951
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EnCana Corp.	1,525,100	$ 103,613
EOG Resources, Inc.	380,600	33,969
Exxon Mobil Corp.	2,656,602	248,897
Hess Corp.	77,600	7,827
Murphy Oil Corp.	261,000	22,143
Newfield Exploration Co. (a)	24,600	1,296
Noble Energy, Inc.	749,000	59,560
Occidental Petroleum Corp.	109,300	8,415
Petroleo Brasileiro SA - Petrobras sponsored ADR	730,100	84,137
Petroplus Holdings AG	474,912	36,751
Range Resources Corp.	52,200	2,681
SandRidge Energy, Inc.	128,100	4,594
Sasol Ltd. sponsored ADR	16,300	806
Southwestern Energy Co. (a)	38,000	2,117
Suncor Energy, Inc.	123,300	13,392
Valero Energy Corp.	789,734	55,305
W&T Offshore, Inc.	120,800	3,619
Williams Companies, Inc.	25,300	905
XTO Energy, Inc.	544,000	27,940
		791,328
TOTAL ENERGY		1,048,491
FINANCIALS - 11.0%
Capital Markets - 1.2%
Bank of New York Mellon Corp.	449,100	21,898
BlackRock, Inc. Class A	9,200	1,995
Charles Schwab Corp.	1,292,500	33,023
Franklin Resources, Inc.	70,000	8,010
Goldman Sachs Group, Inc.	101,600	21,849
Invesco Ltd.	153,700	4,823
Legg Mason, Inc.	25,800	1,887
SEI Investments Co.	308,700	9,931
T. Rowe Price Group, Inc.	103,200	6,283
		109,699
Commercial Banks - 1.5%
Allied Irish Banks PLC	158,100	3,632
Banco do Brasil SA	271,300	4,588
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	336,000	8,689
Banco Santander SA sponsored ADR	1,705,800	36,743
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Center Financial Corp., California	50,000	$ 616
M&T Bank Corp.	29,600	2,414
National Australia Bank Ltd.	117,372	3,885
Standard Chartered PLC (United Kingdom)	249,500	9,141
Toronto-Dominion Bank	110,100	7,702
Uniao de Bancos Brasileiros SA (Unibanco) GDR	35,400	4,943
Wells Fargo & Co.	1,954,200	58,997
		141,350
Consumer Finance - 0.8%
American Express Co.	1,469,100	76,423
Diversified Financial Services - 0.8%
Bolsa de Mercadorias & Futuros - BM&F SA	504,200	7,011
Bovespa Holding SA	53,000	993
Citigroup, Inc.	1,110,500	32,693
CME Group, Inc.	18,106	12,421
Govi High Power Exploration, Inc. warrants 1/1/49 (a)(e)	2,750,000	5,500
IntercontinentalExchange, Inc. (a)	26,600	5,121
JPMorgan Chase & Co.	244,500	10,672
MSCI, Inc. Class A	20,600	791
		75,202
Insurance - 6.7%
Admiral Group PLC	944,200	20,636
Allstate Corp.	558,300	29,160
American International Group, Inc.	988,600	57,635
Arch Capital Group Ltd. (a)	23,000	1,618
Assurant, Inc.	158,700	10,617
Axis Capital Holdings Ltd.	344,500	13,425
Berkshire Hathaway, Inc. Class A (a)	2,074	293,678
Everest Re Group Ltd.	39,665	3,982
Loews Corp.	721,900	36,340
Markel Corp. (a)	9,400	4,616
MetLife, Inc.	631,600	38,919
MetLife, Inc. unit	406,600	12,438
Principal Financial Group, Inc.	13,800	950
Prudential Financial, Inc.	440,000	40,938
The Chubb Corp.	1,097,200	59,885
W.R. Berkley Corp.	188,761	5,627
White Mountains Insurance Group Ltd.	5,827	2,995
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Willis Group Holdings Ltd.	125,480	$ 4,764
Zenith National Insurance Corp.	12,500	559
		638,782
TOTAL FINANCIALS		1,041,456
HEALTH CARE - 10.0%
Biotechnology - 3.2%
Celgene Corp. (a)	359,700	16,622
Cougar Biotechnology, Inc. (a)	622,500	20,356
Cougar Biotechnology, Inc. (a)	71,461	2,103
CSL Ltd.	227,152	7,234
Genentech, Inc. (a)	2,106,900	141,310
Genmab AS (a)	83,200	5,032
Gilead Sciences, Inc. (a)	1,858,900	85,528
GTx, Inc. (a)	124,009	1,780
Human Genome Sciences, Inc. (a)	59,800	624
MannKind Corp. (a)(d)	685,533	5,457
MannKind Corp. warrants 8/3/10 (a)(e)	29,881	71
Medarex, Inc. (a)(d)	761,900	7,939
Omrix Biopharmaceuticals, Inc. (a)	46,600	1,619
ONYX Pharmaceuticals, Inc. (a)	15,200	845
OREXIGEN Therapeutics, Inc.	71,495	1,019
Seattle Genetics, Inc. (a)	94,500	1,077
Targacept, Inc. (a)	841,800	6,953
		305,569
Health Care Equipment & Supplies - 1.7%
Alcon, Inc.	185,000	26,462
Becton, Dickinson & Co.	272,700	22,792
C.R. Bard, Inc.	219,799	20,837
China Medical Technologies, Inc. sponsored ADR (d)	21,300	946
DENTSPLY International, Inc.	526,700	23,712
Gen-Probe, Inc. (a)	58,800	3,700
Hologic, Inc. (a)	122,600	8,415
Intuitive Surgical, Inc. (a)	12,400	4,024
Inverness Medical Innovations, Inc. (a)	163,800	9,202
IRIS International, Inc. (a)	445,400	8,739
Mindray Medical International Ltd. sponsored ADR	131,200	5,638
NuVasive, Inc. (a)	120,500	4,762
Smith & Nephew PLC	125,200	1,438
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stereotaxis, Inc. (a)	64,900	$ 793
Stryker Corp.	237,600	17,753
TomoTherapy, Inc. (d)	143,800	2,813
		162,026
Health Care Providers & Services - 0.8%
Aetna, Inc.	127,700	7,372
Amedisys, Inc. (a)	45,100	2,188
athenahealth, Inc.	23,300	839
Henry Schein, Inc. (a)	60,400	3,709
HMS Holdings Corp. (a)	508,900	16,901
Humana, Inc. (a)	29,857	2,249
McKesson Corp.	79,700	5,221
Medco Health Solutions, Inc. (a)	245,200	24,863
Nighthawk Radiology Holdings, Inc. (a)	210,992	4,441
VCA Antech, Inc. (a)	106,800	4,724
		72,507
Health Care Technology - 0.1%
HLTH Corp. (a)	467,100	6,259
Life Sciences Tools & Services - 0.7%
Covance, Inc. (a)	11,300	979
Dionex Corp. (a)(d)	33,300	2,759
ICON PLC sponsored ADR (a)	288,000	17,816
Invitrogen Corp. (a)	60,300	5,633
Medivation, Inc. (a)	58,200	838
Millipore Corp. (a)	27,100	1,983
QIAGEN NV (a)	143,700	3,025
Techne Corp. (a)	73,700	4,868
Thermo Fisher Scientific, Inc. (a)	158,500	9,142
Waters Corp. (a)	321,300	25,405
		72,448
Pharmaceuticals - 3.5%
Abbott Laboratories	491,000	27,570
Allergan, Inc.	309,500	19,882
BioMimetic Therapeutics, Inc. (a)	74,000	1,285
Bristol-Myers Squibb Co.	596,600	15,822
Johnson & Johnson	330,400	22,038
Merck & Co., Inc.	2,036,300	118,329
Novo Nordisk AS Series B	166,400	10,910
Pronova BioPharma ASA	1,000,000	4,048
Roche Holding AG (participation certificate)	395,355	67,527
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	1,669,000	$ 44,462
Sirtris Pharmaceuticals, Inc. (d)	41,800	572
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,400	855
XenoPort, Inc. (a)	44,700	2,498
		335,798
TOTAL HEALTH CARE		954,607
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.2%
General Dynamics Corp.	59,400	5,286
Heico Corp. Class A	18,000	767
Lockheed Martin Corp.	522,200	54,967
Precision Castparts Corp.	95,400	13,232
Raytheon Co.	80,800	4,905
Spirit AeroSystems Holdings, Inc. Class A	312,000	10,764
Teledyne Technologies, Inc. (a)	66,600	3,552
The Boeing Co.	223,400	19,539
United Technologies Corp.	32,000	2,449
		115,461
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (d)	781,672	42,304
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	162,026	6,390
Commercial Services & Supplies - 0.3%
Advisory Board Co. (a)	16,400	1,053
Covanta Holding Corp. (a)	136,700	3,781
FTI Consulting, Inc. (a)	15,200	937
Fuel Tech, Inc. (a)	21,100	478
IHS, Inc. Class A (a)	45,100	2,731
InnerWorkings, Inc. (a)	55,500	958
Interface, Inc. Class A	189,400	3,091
Robert Half International, Inc.	72,000	1,947
Seek Ltd.	1,000,000	7,007
Stericycle, Inc. (a)	40,800	2,424
		24,407
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. (a)	787,400	75,283
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
KBR, Inc.	161,400	$ 6,262
URS Corp. (a)	73,000	3,966
		85,511
Electrical Equipment - 2.6%
ABB Ltd. sponsored ADR	498,100	14,345
Alstom SA	4,100	880
Cooper Industries Ltd. Class A	1,490,700	78,828
Emerson Electric Co.	16,300	924
First Solar, Inc. (a)	6,900	1,843
GrafTech International Ltd. (a)	500,000	8,875
Q-Cells AG (a)	361,100	51,434
Renewable Energy Corp. AS (a)	845,500	42,940
Roper Industries, Inc.	12,900	807
SolarWorld AG	435,400	26,529
Sunpower Corp. Class A (a)	72,300	9,427
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	97,100	7,993
Vestas Wind Systems AS (a)	10,000	1,080
		245,905
Industrial Conglomerates - 0.2%
General Electric Co.	43,600	1,616
Hutchison Whampoa Ltd.	374,000	4,243
Koninklijke Philips Electronics NV (NY Shares)	49,200	2,103
McDermott International, Inc. (a)	14,400	850
Siemens AG sponsored ADR	55,900	8,796
		17,608
Machinery - 2.2%
Astec Industries, Inc. (a)	10,600	394
Bucyrus International, Inc. Class A	34,000	3,379
Cummins, Inc.	115,000	14,648
Danaher Corp.	958,377	84,088
Deere & Co.	217,900	20,291
IDEX Corp.	280,100	10,120
Ingersoll-Rand Co. Ltd. Class A	48,400	2,249
ITT Corp.	44,500	2,939
Kennametal, Inc.	82,000	3,105
Manitowoc Co., Inc.	19,700	962
PACCAR, Inc.	936,223	51,005
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	256,500	$ 10,342
SPX Corp.	36,300	3,733
		207,255
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	87,100	7,249
Canadian National Railway Co.	548,700	25,763
CSX Corp.	41,900	1,843
Union Pacific Corp.	34,700	4,359
		39,214
TOTAL INDUSTRIALS		784,055
INFORMATION TECHNOLOGY - 23.2%
Communications Equipment - 2.7%
Aruba Networks, Inc.	445,401	6,641
Blue Coat Systems, Inc. (a)	67,800	2,229
Ciena Corp. (a)	78,400	2,674
Cisco Systems, Inc. (a)	2,117,400	57,318
Juniper Networks, Inc. (a)	28,600	950
Nice Systems Ltd. sponsored ADR (a)	91,000	3,123
Nokia Corp. sponsored ADR	1,648,200	63,274
Nortel Networks Corp. (a)	201,200	3,034
Research In Motion Ltd. (a)	1,041,700	118,129
Riverbed Technology, Inc. (a)	124,900	3,340
Starent Networks Corp.	37,569	686
		261,398
Computers & Peripherals - 7.8%
Apple, Inc. (a)	1,695,400	335,825
Dell, Inc. (a)	1,249,400	30,623
EMC Corp. (a)	930,600	17,244
Hewlett-Packard Co.	6,435,500	324,864
Logitech International SA (a)	183,700	6,731
NCR Corp. (a)	579,000	14,533
Netezza Corp.	26,400	364
Synaptics, Inc. (a)	48,700	2,004
Teradata Corp. (a)	83,800	2,297
Western Digital Corp. (a)	317,000	9,577
		744,062
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc. (a)	49,800	$ 1,830
Amphenol Corp. Class A	889,640	41,253
Flextronics International Ltd. (a)	149,900	1,808
FLIR Systems, Inc. (a)	723,800	22,655
Hon Hai Precision Industry Co. Ltd. (Foxconn)	864,468	5,385
Mettler-Toledo International, Inc. (a)	83,500	9,502
Trimble Navigation Ltd. (a)	159,200	4,814
Tyco Electronics Ltd.	125,000	4,641
		91,888
Internet Software & Services - 6.3%
Akamai Technologies, Inc. (a)	354,500	12,266
Bankrate, Inc. (a)(d)	127,500	6,131
Constant Contact, Inc. (d)	174,900	3,760
Dice Holdings, Inc.	83,800	670
Equinix, Inc. (a)	43,500	4,397
Google, Inc. Class A (sub. vtg.) (a)	750,867	519,204
Mercadolibre, Inc.	60,900	4,499
NHN Corp. (a)	14,486	3,499
Open Text Corp. (a)	25,900	818
VeriSign, Inc. (a)	825,500	31,047
VistaPrint Ltd. (a)	296,000	12,684
		598,975
IT Services - 1.6%
Accenture Ltd. Class A	764,000	27,527
ExlService Holdings, Inc. (a)	40,100	926
Mastercard, Inc. Class A	269,000	57,889
Paychex, Inc. (d)	416,100	15,071
Redecard SA	123,200	2,007
Sapient Corp. (a)	748,600	6,595
SRA International, Inc. Class A (a)	201,561	5,936
The Western Union Co.	363,900	8,835
VeriFone Holdings, Inc. (a)(d)	945,600	21,985
Wright Express Corp. (a)	29,800	1,058
		147,829
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	397,400	7,058
ASML Holding NV (NY Shares) (a)	191,477	5,991
Atheros Communications, Inc. (a)	28,983	885
Broadcom Corp. Class A (a)	32,600	852
Cavium Networks, Inc.	110,162	2,536
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Intel Corp.	1,285,750	$ 34,278
Lam Research Corp. (a)	356,100	15,394
Marvell Technology Group Ltd. (a)	633,200	8,852
MEMC Electronic Materials, Inc. (a)	76,700	6,787
NVIDIA Corp. (a)	495,100	16,843
O2Micro International Ltd. sponsored ADR (a)	3,000	35
ON Semiconductor Corp. (a)	488,000	4,333
Sigma Designs, Inc. (a)	27,100	1,496
Silicon Motion Technology Corp. sponsored ADR (a)	168,600	2,998
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	185,700	1,850
Tessera Technologies, Inc. (a)	56,500	2,350
Varian Semiconductor Equipment Associates, Inc. (a)	73,900	2,734
Zoran Corp. (a)	47,500	1,069
		116,341
Software - 2.6%
Activision, Inc. (a)	661,900	19,658
Adobe Systems, Inc. (a)	1,421,306	60,732
Autonomy Corp. PLC (a)	169,300	2,974
BMC Software, Inc. (a)	333,700	11,893
CommVault Systems, Inc. (a)	569,168	12,055
Electronic Arts, Inc. (a)	103,300	6,034
Gameloft (a)	291,000	2,548
GSE Systems, Inc. (a)	500,000	5,120
Longtop Financial Technologies Ltd. ADR	5,700	135
McAfee, Inc. (a)	584,200	21,908
Nintendo Co. Ltd.	47,400	28,080
Nuance Communications, Inc. (a)(d)	202,900	3,790
Oracle Corp. (a)	302,750	6,836
Salesforce.com, Inc. (a)	289,200	18,130
Taleo Corp. Class A (a)	116,165	3,459
Ubisoft Entertainment SA (a)	186,000	18,858
Ultimate Software Group, Inc. (a)	168,339	5,298
Utimaco Safeware AG	350,000	5,210
VMware, Inc. Class A (d)	169,000	14,363
		247,081
TOTAL INFORMATION TECHNOLOGY		2,207,574
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.7%
Chemicals - 2.1%
Bayer AG	473,700	$ 43,107
Ecolab, Inc.	697,000	35,693
Monsanto Co.	429,700	47,993
Nalco Holding Co.	308,500	7,460
Potash Corp. of Saskatchewan, Inc.	38,800	5,586
Praxair, Inc.	550,400	48,826
Rohm & Haas Co.	16,800	892
The Mosaic Co. (a)	56,500	5,330
Wacker Chemie AG	17,000	4,905
		199,792
Metals & Mining - 4.5%
Agnico-Eagle Mines Ltd.	102,800	5,631
Anglo American PLC ADR	1,329,071	40,364
Anglo Platinum Ltd.	8,600	1,266
Aquarius Platinum Ltd. (Australia)	1,794,000	20,381
ArcelorMittal SA (NY Reg.) Class A	166,200	12,856
B2Gold Corp. (a)(e)	1,000,000	2,129
B2Gold Corp. (a)	500,000	1,183
Barrick Gold Corp.	855,000	35,954
BHP Billiton Ltd. sponsored ADR (d)	815,500	57,118
Companhia Vale do Rio Doce sponsored ADR	216,000	7,057
Compania de Minas Buenaventura SA sponsored ADR	99,100	5,609
Eldorado Gold Corp. (a)	259,700	1,524
First Quantum Minerals Ltd.	10,000	856
Franco-Nevada Corp.	435,700	6,644
Freeport-McMoRan Copper & Gold, Inc. Class B	431,900	44,244
Goldcorp, Inc.	1,862,001	63,344
Impala Platinum Holdings Ltd.	84,900	2,936
Ivanhoe Mines Ltd. (a)	1,665,000	18,099
Kinross Gold Corp. (a)	1,123,376	20,691
Lihir Gold Ltd. (a)	6,545,468	20,697
Lundin Mining Corp. (a)	470,300	4,516
Newcrest Mining Ltd.	468,618	13,586
Novamerican Steel, Inc.	172,700	744
Novamerican Steel, Inc. warrants 3/7/11 (a)	172,700	173
POSCO sponsored ADR	116,200	17,478
Randgold Resources Ltd. sponsored ADR	180,100	6,687
Red Back Mining, Inc. (a)	707,900	5,052
Rio Tinto PLC (Reg.)	43,300	4,545
Silver Bear Resources, Inc.	275,700	777
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Silvercorp Metals, Inc.	84,600	$ 799
Teck Cominco Ltd. Class B (sub. vtg.)	66,800	2,382
Vedanta Resources PLC	20,300	825
Xstrata PLC	13,500	952
		427,099
Paper & Forest Products - 0.1%
Lee & Man Paper Manufacturing Ltd.	379,600	1,667
Nine Dragons Paper (Holdings) Ltd.	1,748,000	4,421
		6,088
TOTAL MATERIALS		632,979
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	760,632	31,612
Cbeyond, Inc. (a)	41,564	1,621
Iliad Group SA	29,700	3,190
Telefonica SA sponsored ADR	49,500	4,831
		41,254
Wireless Telecommunication Services - 2.0%
America Movil SAB de CV Series L sponsored ADR	2,596,900	159,424
American Tower Corp. Class A (a)	45,427	1,935
Bharti Airtel Ltd. (a)	885,954	22,402
NII Holdings, Inc. (a)	153,847	7,434
Vodafone Group PLC sponsored ADR	25,000	933
		192,128
TOTAL TELECOMMUNICATION SERVICES		233,382
UTILITIES - 0.8%
Electric Utilities - 0.5%
Allegheny Energy, Inc.	174,300	11,087
E.ON AG sponsored ADR	178,900	12,586
Edison International	16,400	875
Entergy Corp.	52,600	6,287
Exelon Corp.	62,400	5,094
FirstEnergy Corp.	44,200	3,197
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FPL Group, Inc.	25,900	$ 1,756
PPL Corp.	89,800	4,678
		45,560
Gas Utilities - 0.1%
Questar Corp.	15,100	817
Southern Union Co.	118,275	3,473
		4,290
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	73,800	7,567
International Power PLC	650,100	5,997
		13,564
Multi-Utilities - 0.1%
Veolia Environnement	48,414	4,412
YTL Corp. Bhd	2,133,100	5,096
YTL Corp. Bhd rights 1/7/08 (a)	142,206	73
		9,581
TOTAL UTILITIES		72,995
TOTAL COMMON STOCKS (Cost $5,846,330)		8,230,001
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.2%
Biotechnology - 0.2%
Fluidigm Corp. (e)	481,170	1,925
Light Sciences Oncology, Inc. Series B (e)	1,792,115	15,000
		16,925
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,925)		16,925
Money Market Funds - 13.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 4.58% (b)	1,216,587,820	$ 1,216,588
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	92,726,988	92,727
TOTAL MONEY MARKET FUNDS (Cost $1,309,315)		1,309,315
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $7,172,570)		9,556,241
NET OTHER ASSETS - (0.7)%		(62,976)
NET ASSETS - 100%		$ 9,493,265
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,891,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
B2Gold Corp.	10/24/07	$ 1,032
Fluidigm Corp.	10/9/07	$ 1,925
Govi High Power Exploration, Inc. warrants 1/1/49	9/28/07	$ 5,500
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
MannKind Corp. warrants 8/3/10	8/3/05	$ 1
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 31,243
Fidelity Securities Lending Cash Central Fund	1,785
Total	$ 33,028
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double-Take Software, Inc.	$ -	$ 21,535	$ 19,955	$ -	$ -
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	75.7%
Canada	5.2%
Bermuda	2.2%
Switzerland	2.0%
United Kingdom	1.9%
Netherlands Antilles	1.7%
Mexico	1.7%
Germany	1.6%
Brazil	1.5%
Others (individually less than 1%)	6.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2007
Assets
Investment in securities, at value (including securities loaned of $89,560) - See accompanying schedule: Unaffiliated issuers (cost $5,863,255)	$ 8,246,926
Fidelity Central Funds (cost $1,309,315)	1,309,315
Total Investments (cost $7,172,570)		$ 9,556,241
Receivable for investments sold		7,821
Receivable for fund shares sold		39,006
Dividends receivable		8,199
Distributions receivable from Fidelity Central Funds		4,740
Prepaid expenses		28
Other receivables		97
Total assets		9,616,132

Liabilities
Payable for investments purchased	$ 4,218
Payable for fund shares redeemed	14,520
Distributions payable	82
Accrued management fee	4,337
Distribution fees payable	3,396
Other affiliated payables	1,644
Other payables and accrued expenses	1,943
Collateral on securities loaned, at value	92,727
Total liabilities		122,867

Net Assets		$ 9,493,265
Net Assets consist of:
Paid in capital		$ 7,049,543
Undistributed net investment income		1,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,856
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,383,640
Net Assets		$ 9,493,265

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,630,055 ÷ 121,456 shares)	$ 21.65

Maximum offering price per share (100/94.25 of $21.65)	$ 22.97
Class T: Net Asset Value and redemption price per share ($2,185,491 ÷ 101,386 shares)	$ 21.56

Maximum offering price per share (100/96.50 of $21.56)	$ 22.34
Class B: Net Asset Value and offering price per share ($489,316 ÷ 23,252 shares)A	$ 21.04

Class C: Net Asset Value and offering price per share ($1,878,915 ÷ 89,040 shares)A	$ 21.10

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,309,488 ÷ 105,731 shares)	$ 21.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2007
Investment Income
Dividends		$ 90,293
Interest		36
Income from Fidelity Central Funds		33,028
Total income		123,357

Expenses
Management fee	$ 45,961
Transfer agent fees	17,290
Distribution fees	37,779
Accounting and security lending fees	1,249
Custodian fees and expenses	497
Independent trustees' compensation	28
Registration fees	86
Audit	101
Legal	59
Miscellaneous	2,632
Total expenses before reductions	105,682
Expense reductions	(363)	105,319
Net investment income (loss)		18,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	342,693
Other affiliated issuers	(1,580)
Foreign currency transactions	(30)
Total net realized gain (loss)		341,083
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1)	1,132,792
Assets and liabilities in foreign currencies	(15)
Total change in net unrealized appreciation (depreciation)		1,132,777
Net gain (loss)		1,473,860
Net increase (decrease) in net assets resulting from operations		$ 1,491,898

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,038	$ 9,962
Net realized gain (loss)	341,083	(97,322)
Change in net unrealized appreciation (depreciation)	1,132,777	700,051
Net increase (decrease) in net assets resulting from operations	1,491,898	612,691
Distributions to shareholders from net investment income	(17,144)	(10,473)
Distributions to shareholders from net realized gain	(168,267)	(24,707)
Total distributions	(185,411)	(35,180)
Share transactions - net increase (decrease)	610,558	2,743,651
Total increase (decrease) in net assets	1,917,045	3,321,162

Net Assets
Beginning of period	7,576,220	4,255,058
End of period (including undistributed net investment income of $1,226 and $0, respectively)	$ 9,493,265	$ 7,576,220

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.37	$ 16.65	$ 13.99	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.08	.06	.02	(.03)	(.04)
Net realized and unrealized gain (loss)	3.65	1.78	2.64	2.24	1.87
Total from investment operations	3.73	1.84	2.66	2.21	1.83
Distributions from net investment income	(.06)	(.03)	-	(.01)	(.03)
Distributions from net realized gain	(.39)	(.08)	-	-	(.01)
Total distributions	(.45)	(.12)J	-	(.01)	(.04)
Net asset value, end of period	$ 21.65	$ 18.37	$ 16.65	$ 13.99	$ 11.79
Total ReturnB,C,D	20.26%	11.06%	19.01%	18.76%	18.23%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.09%	1.12%	1.17%	1.22%	1.39%A
Expenses net of fee waivers, if any	1.09%	1.12%	1.17%	1.22%	1.39%A
Expenses net of all reductions	1.08%	1.11%	1.13%	1.17%	1.28%A
Net investment income (loss)	.42%	.37%	.13%	(.26)%	(.81)%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,630	$ 1,823	$ 1,019	$ 230	$ 37
Portfolio turnover rateG	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.29	$ 16.57	$ 13.96	$ 11.78	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.04	.03	(.01)	(.06)	(.05)
Net realized and unrealized gain (loss)	3.62	1.77	2.62	2.25	1.86
Total from investment operations	3.66	1.80	2.61	2.19	1.81
Distributions from net investment income	-	-	-	(.01)	(.02)
Distributions from net realized gain	(.39)	(.08)	-	-	(.01)
Total distributions	(.39)	(.08)J	-	(.01)	(.03)
Net asset value, end of period	$ 21.56	$ 18.29	$ 16.57	$ 13.96	$ 11.78
Total ReturnB,C,D	20.00%	10.90%	18.70%	18.60%	18.08%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.31%	1.32%	1.38%	1.43%	1.62%A
Expenses net of fee waivers, if any	1.31%	1.32%	1.38%	1.43%	1.62%A
Expenses net of all reductions	1.31%	1.31%	1.34%	1.39%	1.51%A
Net investment income (loss)	.19%	.17%	(.08)%	(.48)%	(1.04)%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,185	$ 2,165	$ 1,393	$ 325	$ 62
Portfolio turnover rateG	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.08 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 17.97	$ 16.35	$ 13.85	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.08)	(.07)	(.10)	(.13)	(.07)
Net realized and unrealized gain (loss)	3.54	1.74	2.60	2.23	1.85
Total from investment operations	3.46	1.67	2.50	2.10	1.78
Distributions from net investment income	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.39)	(.05)	-	-	(.01)
Total distributions	(.39)	(.05)J	-	(.01)	(.02)
Net asset value, end of period	$ 21.04	$ 17.97	$ 16.35	$ 13.85	$ 11.76
Total ReturnB,C,D	19.24%	10.23%	18.05%	17.87%	17.75%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.89%	1.93%	1.98%	2.02%	2.19%A
Expenses net of fee waivers, if any	1.89%	1.93%	1.98%	2.02%	2.19%A
Expenses net of all reductions	1.89%	1.92%	1.94%	1.97%	2.08%A
Net investment income (loss)	(.39)%	(.44)%	(.68)%	(1.06)%	(1.61)%A
Supplemental Data
Net assets, end of period (in millions)	$ 489	$ 452	$ 339	$ 109	$ 27
Portfolio turnover rateG	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2007	2006	2005	2004	2003H
Selected Per-Share Data
Net asset value, beginning of period	$ 18.00	$ 16.37	$ 13.86	$ 11.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.06)	(.06)	(.09)	(.12)	(.07)
Net realized and unrealized gain (loss)	3.55	1.74	2.60	2.23	1.85
Total from investment operations	3.49	1.68	2.51	2.11	1.78
Distributions from net investment income	-	-	-	(.01)	(.01)
Distributions from net realized gain	(.39)	(.05)	-	-	(.01)
Total distributions	(.39)	(.05)J	-	(.01)	(.02)
Net asset value, end of period	$ 21.10	$ 18.00	$ 16.37	$ 13.86	$ 11.76
Total ReturnB,C,D	19.37%	10.28%	18.11%	17.95%	17.77%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.82%	1.85%	1.89%	1.94%	2.14%A
Expenses net of fee waivers, if any	1.82%	1.85%	1.89%	1.94%	2.14%A
Expenses net of all reductions	1.82%	1.83%	1.85%	1.89%	2.03%A
Net investment income (loss)	(.32)%	(.35)%	(.59)%	(.98)%	(1.55)%A
Supplemental Data
Net assets, end of period (in millions)	$ 1,879	$ 1,596	$ 1,006	$ 246	$ 49
Portfolio turnover rateG	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 31, 2003 (commencement of operations) to December 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.05 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.050 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2007	2006	2005	2004	2003G
Selected Per-Share Data
Net asset value, beginning of period	$ 18.52	$ 16.78	$ 14.05	$ 11.79	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.14	.12	.07	.01	(.02)
Net realized and unrealized gain (loss)	3.67	1.79	2.66	2.26	1.86
Total from investment operations	3.81	1.91	2.73	2.27	1.84
Distributions from net investment income	(.10)	(.09)	-	(.01)	(.04)
Distributions from net realized gain	(.39)	(.08)	-	-	(.01)
Total distributions	(.49)	(.17)I	-	(.01)	(.05)
Net asset value, end of period	$ 21.84	$ 18.52	$ 16.78	$ 14.05	$ 11.79
Total ReturnB,C	20.57%	11.40%	19.43%	19.27%	18.31%
Ratios to Average Net AssetsE,H
Expenses before reductions	.81%	.83%	.84%	.86%	1.07%A
Expenses net of fee waivers, if any	.81%	.83%	.84%	.86%	1.07%A
Expenses net of all reductions	.81%	.82%	.79%	.82%	.96%A
Net investment income (loss)	.69%	.66%	.47%	.10%	(.49)%A
Supplemental Data
Net assets, end of period (in millions)	$ 2,309	$ 1,540	$ 498	$ 120	$ 23
Portfolio turnover rateF	57%	79%	65%	87%	77%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period July 31, 2003 (commencement of operations) to December 31, 2003.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

(Amounts in Thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

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Notes to Financial Statements - continued

(Amounts in Thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements - continued

(Amounts in Thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,516,759
Unrealized depreciation	(142,685)
Net unrealized appreciation (depreciation)	2,374,074
Undistributed long-term capital gain	53,909

Cost for federal income tax purposes	$ 7,182,167

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006

Ordinary Income	$ 17,144	$ 20,374
Long-term Capital Gains	168,267	14,806
Total	$ 185,411	$ 35,180

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

4. Operating Policies.

Repurchase Agreements. Fidelity Management and Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $4,333,991 and $4,574,648, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, on September 19, 2007, shareholders approved a new management contract which adds a performance adjustment to the management fee (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Fund's Institutional Class as compared to an appropriate benchmark index. The Fund's performance period began on October 1, 2007. The performance adjustment will take effect starting with the twelfth month of the performance period (September, 2008). Subsequent months will be added until the performance period

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Notes to Financial Statements - continued

(Amounts in Thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

includes 36 months. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 5,212	$ 448
Class T	.25%	.25%	11,068	252
Class B	.75%	.25%	4,627	3,472
Class C	.75%	.25%	16,872	1,915
			$ 37,779	$ 6,087

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 577
Class T	205
Class B*	684
Class C*	100
$ 1,566

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 4,620.22
Class T	4,335.20
Class B	1,276.28
Class C	3,520.21
Institutional Class	3,539.20
	$ 17,290

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $35 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $16 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation

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Notes to Financial Statements - continued

(Amounts in Thousands except ratios)

8. Security Lending - continued

to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,785.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $272 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $13. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 34
Class T	21
Institutional Class	7
$ 63

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, FIIOC, the Fund's transfer agent, notified the Fund that the Fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund which

Annual Report

10. Other - continued

did not result in a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC has remediated affected shareholders and reimbursed the Fund for all related audit and legal expenses.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2007	2006
From net investment income
Class A	$ 6,522	$ 3,373
Institutional Class	10,622	7,100
Total	$ 17,144	$ 10,473
From net realized gain
Class A	$ 46,240	$ 6,877
Class T	38,909	8,598
Class B	8,910	1,130
Class C	33,987	3,506
Institutional Class	40,221	4,596
Total	$ 168,267	$ 24,707

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Notes to Financial Statements - continued

(Amounts in Thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2007	2006	2007	2006
Class A
Shares sold	41,083	56,857	$ 854,701	$ 987,944
Reinvestment of distributions	2,200	510	47,987	9,102
Shares redeemed	(21,029)	(19,382)	(422,867)	(338,857)
Net increase (decrease)	22,254	37,985	$ 479,821	$ 658,189
Class T
Shares sold	12,545	49,748	$ 252,804	$ 860,917
Reinvestment of distributions	1,686	464	36,596	8,157
Shares redeemed	(31,235)	(15,864)	(633,560)	(273,911)
Net increase (decrease)	(17,004)	34,348	$ (344,160)	$ 595,163
Class B
Shares sold	2,077	8,880	$ 41,743	$ 151,398
Reinvestment of distributions	352	56	7,470	941
Shares redeemed	(4,354)	(4,507)	(84,616)	(76,579)
Net increase (decrease)	(1,925)	4,429	$ (35,403)	$ 75,760
Class C
Shares sold	11,087	36,136	$ 226,470	$ 616,428
Reinvestment of distributions	1,198	154	25,448	2,604
Shares redeemed	(11,884)	(9,125)	(231,726)	(154,499)
Net increase (decrease)	401	27,165	$ 20,192	$ 464,533
Institutional Class
Shares sold	40,372	68,189	$ 849,560	$ 1,206,339
Reinvestment of distributions	1,513	432	33,288	7,867
Shares redeemed	(19,329)	(15,120)	(392,740)	(264,200)
Net increase (decrease)	22,556	53,501	$ 490,108	$ 950,006

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Advisor New Insights Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor New Insights Fund (a fund of Fidelity Contrafund) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor New Insights Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 19, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-
present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-
present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-
1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Contrafund. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Fidelity Contrafund. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Contrafund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Contrafund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-
2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-
present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Contrafund. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Fidelity Contrafund. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Advisor New Insights. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-
2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of the Advisor New Insights. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Advisor New Insights. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 2003

Secretary of Advisor New Insights. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Advisor New Insights. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-
present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor New Insights. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor New Insights. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-
present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor New Insights. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-
present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor New Insights. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor New Insights. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor New Insights. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Advisor New Insights. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor New Insights. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor New Insights Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/19/08	02/15/08	$0.115

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $235,532,113, or, if subsequently determined to be different, the net capital gain of such year.

The Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on September 19, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To approve an amended management contract that includes adding a performance adjustment component to the fund's management fee and giving the Trustees the authority to change the fund's performance adjustment index going forward, without a shareholder vote, subject to applicable law.

	# of Votes	% of Votes
Affirmative	2,870,956,135.65	69.687
Against	866,498,065.68	21.033
Abstain	199,841,166.01	4.850
Uninstructed	182,506,666.00	4.430
TOTAL	4,119,802,033.34	100.000

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor New Insights Fund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc. Morningstar, Inc. assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Advisor New Insights Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one-year period and the first quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Institutional Class (Class I) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Advisor New Insights Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that, on December 14, 2006, it had approved an amended management contract for the fund that, if approved by shareholders, will add a performance adjustment component to the management fee paid by the fund (that is, the fund's management fee will be subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index).

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2006.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIFI-UANN-0208
1.796411.104

(Fidelity Investment logo)(registered trademark)

Fidelity®
Contrafund®

Annual Report

December 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many stock and bond markets around the world have been unsettled of late; however, volatility can often lead to opportunity for patient investors. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Fidelity® Contrafund®	19.78%	17.99%	10.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Contrafund® on December 31, 1997. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's 500SM Index (S&P 500®) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from William Danoff, Portfolio Manager of Fidelity® Contrafund®

U.S. stock markets, as measured by the bellwether Dow Jones Industrial AverageSM and the Standard & Poor's 500SM Index, registered their fifth consecutive year of positive returns in 2007. The Dow rose 8.88% in that time, while the S&P 500® index advanced 5.49%. The tech-heavy NASDAQ Composite® Index did even better, gaining 10.55%. However, credit-and recession-related concerns carved deeply into equity prices late in 2007, pushing some market measures into negative territory for the year overall, particularly smaller-cap and value-oriented benchmarks. In fact, the entire second half of 2007 was negative for many equity yardsticks, as the credit crunch - precipitated by the housing market slowdown and the subprime mortgage crisis - weighed heavily on investor sentiment. Meanwhile, sharply higher energy prices pressured consumer spending, adding a further layer of anxiety in much of the back half of the period. In an attempt to re-stimulate the economy, the Federal Reserve Board lowered its discount rate and made three cuts to the federal funds target rate. Despite these actions, stocks generally slumped across the board in November and December.

Contrafund had a very good year, returning 19.78% and beating the S&P 500 by a wide margin. The fund's healthy outperformance relative to the index was driven by three main factors: its growth stock bias during a period when growth outpaced value by more than 10 percentage points; extremely productive stock selection, especially in the technology sector; and astute industry positioning by avoiding the most-toxic areas of the weak financials group. The fund's three top relative contributors, leading competitors in the strong Internet and wireless markets, were consumer electronics giant Apple, paid-search engine Google and Research In Motion, a Canada-based out-of-index holding whose popular BlackBerry brand dominates the wireless messaging market. Also making sizable contributions were such stocks as America Movil, a leading wireless provider in Mexico, and insurance conglomerate Berkshire Hathaway. Relative performance was tempered by a large stake in biopharmaceutical firm Genentech, which stumbled on market worries about delays in its product pipeline. Performance also suffered from holding no stake or only minimal stakes in some of the S&P 500's best-performing stocks, including such names as integrated oil company Chevron and software leader Microsoft.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2007 to December 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2007	Ending Account Value December 31, 2007	Expenses Paid During Period* July 1, 2007 to December 31, 2007
Actual	$ 1,000.00	$ 1,098.70	$ 4.71
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.72	$ 4.53

* Expenses are equal to the Fund's annualized expense ratio of .89%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes

Top Ten Stocks as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	5.4	4.4
Apple, Inc.	3.7	2.6
Berkshire Hathaway, Inc. Class A	3.2	2.5
Exxon Mobil Corp.	2.9	2.6
Hewlett-Packard Co.	2.9	2.6
Procter & Gamble Co.	2.1	1.8
Schlumberger Ltd. (NY Shares)	1.8	1.6
America Movil SAB de CV Series L sponsored ADR	1.7	2.4
Genentech, Inc.	1.5	1.8
The Walt Disney Co.	1.3	1.5
	26.5
Top Five Market Sectors as of December 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	23.8	20.4
Energy	11.9	10.5
Financials	11.4	15.0
Health Care	10.0	10.6
Industrials	8.6	8.3
Asset Allocation (% of fund's net assets)
As of December 31, 2007*		As of June 30, 2007**
	Stocks 89.6%		Stocks 91.4%
	Short-Term Investments and Net Other Assets 10.4%		Short-Term Investments and Net Other Assets 8.6%
* Foreign investments	25.3%	** Foreign investments	24.4%

Annual Report

Investments December 31, 2007

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 0.1%
Gentex Corp.	806,400	$ 14,330
Johnson Controls, Inc.	1,146,300	41,313
WABCO Holdings, Inc.	158,900	7,959
		63,602
Automobiles - 0.2%
DaimlerChrysler AG	483,600	46,247
Toyota Motor Corp.	2,011,100	106,759
		153,006
Diversified Consumer Services - 0.0%
Strayer Education, Inc.	60,000	10,235
Hotels, Restaurants & Leisure - 1.6%
California Pizza Kitchen, Inc. (a)(e)	1,596,102	24,851
Chipotle Mexican Grill, Inc.:
Class A (a)(d)	2,337,450	343,769
Class B (a)	83,272	10,247
IHOP Corp.	202,309	7,400
McDonald's Corp.	9,195,170	541,687
Tim Hortons, Inc. (e)	9,618,032	355,194
		1,283,148
Household Durables - 0.7%
Gafisa SA ADR (a)(d)	2,365,895	88,603
Garmin Ltd.	3,915,540	379,807
Snap-On, Inc. (d)	1,745,086	84,183
		552,593
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	897,808	83,173
Blue Nile, Inc. (a)	145,500	9,903
Liberty Media Corp. - Interactive Series A (a)	2,470,890	47,145
Priceline.com, Inc. (a)	1,150,300	132,123
		272,344
Media - 1.6%
Dolan Media Co.	618,350	18,037
E.W. Scripps Co. Class A	622,190	28,005
Focus Media Holding Ltd. ADR (a)(d)	2,470,738	140,363
The Walt Disney Co.	33,658,806	1,086,506
The Weinstein Co. Holdings, LLC Class A-1 (f)	41,234	41,234
Vivendi	214,997	9,846
		1,323,991
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Marks & Spencer Group PLC	25,940,047	$ 288,618
Specialty Retail - 1.0%
Advance Auto Parts, Inc.	270,500	10,276
Gamestop Corp. Class A (a)	4,773,340	296,472
H&M Hennes & Mauritz AB (B Shares)	377,728	22,988
Inditex SA	1,214,800	74,496
J. Crew Group, Inc. (a)(d)(e)	5,911,949	285,015
TJX Companies, Inc.	5,374,448	154,408
		843,655
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc. (a)	398,300	16,412
Lululemon Athletica, Inc. (d)	126,200	5,978
NIKE, Inc. Class B (d)	3,583,400	230,198
		252,588
TOTAL CONSUMER DISCRETIONARY		5,043,780
CONSUMER STAPLES - 7.2%
Beverages - 2.6%
Boston Beer Co., Inc. Class A (a)	204,600	7,703
Diageo PLC sponsored ADR	1,570,100	134,762
PepsiCo, Inc.	12,844,373	974,888
The Coca-Cola Co.	16,473,891	1,011,003
		2,128,356
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	1,836,023	128,081
CVS Caremark Corp.	2,461,100	97,829
Koninklijke Ahold NV sponsored ADR	2,760,413	38,094
Susser Holdings Corp. (a)(e)	1,441,800	29,557
Tesco PLC	36,796,637	348,915
		642,476
Food Products - 1.0%
Bunge Ltd.	564,600	65,725
Cosan Ltd. Class A	3,542,700	44,638
Groupe Danone	1,978,344	178,546
Hain Celestial Group, Inc. (a)	504,433	16,142
Kellogg Co.	2,241,434	117,518
Kraft Foods, Inc. Class A	610,300	19,914
McCormick & Co., Inc. (non-vtg.)	265,700	10,073
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA (Reg.)	535,828	$ 245,409
TreeHouse Foods, Inc. (a)(e)	3,119,827	71,725
Unilever NV (NY Shares)	565,300	20,611
Wm. Wrigley Jr. Co.	455,910	26,694
		816,995
Household Products - 2.8%
Colgate-Palmolive Co.	7,221,111	562,958
Procter & Gamble Co.	23,175,470	1,701,543
		2,264,501
Personal Products - 0.0%
Chattem, Inc. (a)	106,494	8,045
TOTAL CONSUMER STAPLES		5,860,373
ENERGY - 11.9%
Energy Equipment & Services - 2.8%
Cameron International Corp. (a)	190,600	9,174
FMC Technologies, Inc. (a)	1,470,368	83,370
Halliburton Co.	274,200	10,395
National Oilwell Varco, Inc. (a)	2,564,046	188,355
Schlumberger Ltd. (NY Shares)	14,750,315	1,450,988
Smith International, Inc.	6,918,579	510,937
Transocean, Inc. (a)	432,371	61,894
		2,315,113
Oil, Gas & Consumable Fuels - 9.1%
Addax Petroleum, Inc.	559,800	24,199
Apache Corp.	836,400	89,946
BG Group PLC sponsored ADR	778,500	88,944
Canadian Natural Resources Ltd.	2,794,906	204,171
Canadian Oil Sands Trust	2,789,300	108,675
Chesapeake Energy Corp.	3,607,695	141,422
Devon Energy Corp.	102,200	9,087
EnCana Corp.	13,713,448	931,667
EOG Resources, Inc.	3,952,029	352,719
Exxon Mobil Corp.	25,203,837	2,361,347
Hess Corp.	538,800	54,343
Murphy Oil Corp.	2,465,400	209,165
Newfield Exploration Co. (a)	227,700	12,000
Noble Energy, Inc.	7,153,136	568,817
Occidental Petroleum Corp.	1,008,302	77,629
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleo Brasileiro SA - Petrobras sponsored ADR	7,036,800	$ 810,921
Petroplus Holdings AG (e)	4,141,422	320,482
Range Resources Corp.	466,700	23,970
SandRidge Energy, Inc.	1,310,300	46,987
Sasol Ltd. sponsored ADR	187,000	9,251
Southwestern Energy Co. (a)	393,300	21,915
Suncor Energy, Inc.	1,188,100	129,040
Valero Energy Corp.	6,897,005	482,997
W&T Offshore, Inc.	1,134,700	33,996
Williams Companies, Inc.	232,100	8,305
XTO Energy, Inc.	4,816,541	247,378
		7,369,373
TOTAL ENERGY		9,684,486
FINANCIALS - 11.4%
Capital Markets - 1.3%
Bank of New York Mellon Corp.	4,485,118	218,694
BlackRock, Inc. Class A	150,000	32,520
Charles Schwab Corp.	11,737,394	299,890
Franklin Resources, Inc.	655,695	75,031
Goldman Sachs Group, Inc.	864,700	185,954
Invesco Ltd.	1,416,400	44,447
Legg Mason, Inc.	274,800	20,102
SEI Investments Co.	3,137,781	100,942
State Street Corp.	9,500	771
T. Rowe Price Group, Inc.	1,057,400	64,375
		1,042,726
Commercial Banks - 1.3%
Allied Irish Banks PLC	1,556,900	35,762
Banco do Brasil SA	2,335,700	39,497
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	3,204,600	82,871
Banco Santander SA sponsored ADR	7,965,800	171,583
HSBC Holdings PLC sponsored ADR	32,100	2,687
M&T Bank Corp.	39,500	3,222
National Australia Bank Ltd.	1,415,755	46,862
Standard Chartered PLC (United Kingdom)	2,222,500	81,427
Toronto-Dominion Bank	1,124,300	78,646
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Uniao de Bancos Brasileiros SA (Unibanco) GDR	336,500	$ 46,989
Wells Fargo & Co.	16,653,298	502,763
		1,092,309
Consumer Finance - 0.8%
American Express Co.	12,593,150	655,096
Diversified Financial Services - 0.8%
Bolsa de Mercadorias & Futuros - BM&F SA	4,133,500	57,474
Bovespa Holding SA	483,000	9,047
Citigroup, Inc.	10,416,578	306,664
CME Group, Inc.	183,850	126,121
IntercontinentalExchange, Inc. (a)	239,500	46,104
JPMorgan Chase & Co.	2,006,000	87,562
MSCI, Inc. Class A	183,300	7,039
		640,011
Insurance - 7.2%
Admiral Group PLC	9,241,322	201,972
Allstate Corp.	4,587,884	239,625
American International Group, Inc.	9,854,426	574,513
Arch Capital Group Ltd. (a)	224,420	15,788
Assurant, Inc.	1,287,120	86,108
Axis Capital Holdings Ltd.	3,066,500	119,502
Berkshire Hathaway, Inc. Class A (a)	18,201	2,577,262
Everest Re Group Ltd.	1,269,820	127,490
Loews Corp.	6,050,784	304,596
Markel Corp. (a)	46,252	22,714
MetLife, Inc.	5,361,184	330,356
MetLife, Inc. unit	3,634,300	111,173
Principal Financial Group, Inc.	140,800	9,693
Prudential Financial, Inc.	3,511,634	326,722
The Chubb Corp.	9,782,700	533,940
W.R. Berkley Corp.	4,111,400	122,561
White Mountains Insurance Group Ltd.	131,850	67,777
Willis Group Holdings Ltd.	1,411,238	53,585
Zenith National Insurance Corp.	408,300	18,263
		5,843,640
TOTAL FINANCIALS		9,273,782
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.0%
Biotechnology - 3.0%
Celgene Corp. (a)	2,918,504	$ 134,864
CSL Ltd.	2,044,692	65,119
Genentech, Inc. (a)	18,603,442	1,247,733
Genmab AS (a)(d)	954,000	57,694
Gilead Sciences, Inc. (a)	16,216,194	746,107
GTx, Inc. (a)	921,507	13,224
MannKind Corp. (a)(d)(e)	6,656,676	52,987
MannKind Corp. warrants 8/3/10 (a)(f)	304,338	721
Medarex, Inc. (a)(d)(e)	6,774,903	70,594
Omrix Biopharmaceuticals, Inc. (a)	378,653	13,154
ONYX Pharmaceuticals, Inc. (a)	170,400	9,478
OREXIGEN Therapeutics, Inc.	440,928	6,283
Seattle Genetics, Inc. (a)	849,376	9,683
		2,427,641
Health Care Equipment & Supplies - 1.8%
Alcon, Inc.	1,619,300	231,625
Becton, Dickinson & Co.	2,520,240	210,642
C.R. Bard, Inc.	1,965,740	186,352
China Medical Technologies, Inc. sponsored ADR (d)	190,200	8,443
DENTSPLY International, Inc.	4,792,374	215,753
Gen-Probe, Inc. (a)	1,438,000	90,493
Hologic, Inc. (a)(d)	1,395,625	95,796
Intuitive Surgical, Inc. (a)	84,553	27,437
Inverness Medical Innovations, Inc. (a)	1,430,413	80,361
Mindray Medical International Ltd. sponsored ADR	1,017,175	43,708
NuVasive, Inc. (a)	1,163,663	45,988
Smith & Nephew PLC	1,212,200	13,921
Stereotaxis, Inc. (a)	646,514	7,900
Stryker Corp.	2,230,800	166,685
TomoTherapy, Inc.	1,338,090	26,173
		1,451,277
Health Care Providers & Services - 0.7%
Aetna, Inc.	1,421,300	82,052
Amedisys, Inc. (a)	472,200	22,911
athenahealth, Inc.	213,300	7,679
Henry Schein, Inc. (a)	565,051	34,694
HMS Holdings Corp. (a)	81,599	2,710
Humana, Inc. (a)	295,406	22,247
McKesson Corp.	749,300	49,087
Medco Health Solutions, Inc. (a)	2,376,254	240,952
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Nighthawk Radiology Holdings, Inc. (a)(e)	1,602,450	$ 33,732
Patterson Companies, Inc. (a)	170,571	5,791
UnitedHealth Group, Inc.	374,409	21,791
VCA Antech, Inc. (a)	1,140,151	50,429
		574,075
Health Care Technology - 0.1%
HLTH Corp. (a)	3,831,679	51,344
Life Sciences Tools & Services - 0.6%
Covance, Inc. (a)	126,300	10,940
Dionex Corp. (a)	319,137	26,444
Invitrogen Corp. (a)	655,300	61,212
Medivation, Inc. (a)	633,843	9,127
Millipore Corp. (a)	236,212	17,286
QIAGEN NV (a)	1,375,600	28,956
Techne Corp. (a)	700,216	46,249
Thermo Fisher Scientific, Inc. (a)	1,684,005	97,133
Waters Corp. (a)	2,954,061	233,578
		530,925
Pharmaceuticals - 3.8%
Abbott Laboratories	4,790,783	269,002
Allergan, Inc.	2,991,094	192,148
BioMimetic Therapeutics, Inc. (a)	651,741	11,321
Bristol-Myers Squibb Co.	5,738,300	152,180
Johnson & Johnson	3,244,300	216,395
Merck & Co., Inc.	17,615,250	1,023,622
Novo Nordisk AS Series B	1,560,600	102,320
Pronova BioPharma ASA	7,608,200	30,800
Roche Holding AG (participation certificate)	3,621,825	618,608
Schering-Plough Corp.	16,068,162	428,056
Sirtris Pharmaceuticals, Inc. (d)	159,286	2,181
Teva Pharmaceutical Industries Ltd. sponsored ADR	182,900	8,501
XenoPort, Inc. (a)	438,010	24,476
		3,079,610
TOTAL HEALTH CARE		8,114,872
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.3%
General Dynamics Corp.	579,654	51,583
Lockheed Martin Corp.	4,524,913	476,292
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	862,200	$ 119,587
Raytheon Co.	774,600	47,018
Spirit AeroSystems Holdings, Inc. Class A	2,535,200	87,464
Teledyne Technologies, Inc. (a)	635,602	33,897
The Boeing Co.	1,951,674	170,693
United Technologies Corp.	622,200	47,623
		1,034,157
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	6,755,325	365,598
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR (a)	1,806,002	71,229
Commercial Services & Supplies - 0.2%
Advisory Board Co. (a)	154,619	9,925
Covanta Holding Corp. (a)	1,508,790	41,733
FTI Consulting, Inc. (a)	170,000	10,479
IHS, Inc. Class A (a)	419,851	25,426
InnerWorkings, Inc. (a)	595,200	10,273
Interface, Inc. Class A	1,771,403	28,909
Robert Half International, Inc.	786,200	21,259
Stericycle, Inc. (a)	268,100	15,925
		163,929
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. (a)(e)	7,210,254	689,372
KBR, Inc.	1,637,100	63,519
URS Corp. (a)	727,100	39,503
		792,394
Electrical Equipment - 2.6%
ABB Ltd. sponsored ADR	4,815,000	138,672
Alstom SA	45,700	9,804
Cooper Industries Ltd. Class A	12,846,841	679,341
Emerson Electric Co.	143,700	8,142
First Solar, Inc. (a)	131,348	35,088
Q-Cells AG (a)	3,213,187	457,678
Renewable Energy Corp. AS (a)(d)	8,389,175	426,058
Roper Industries, Inc.	125,600	7,855
SolarWorld AG	2,724,984	166,033
Sunpower Corp. Class A (a)(d)	664,537	86,649
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	933,800	$ 76,870
Vestas Wind Systems AS (a)	100,000	10,804
		2,102,994
Industrial Conglomerates - 0.2%
General Electric Co.	444,833	16,490
Hutchison Whampoa Ltd.	3,826,000	43,402
Koninklijke Philips Electronics NV (NY Shares)	474,700	20,293
McDermott International, Inc. (a)	95,801	5,655
Siemens AG sponsored ADR	614,400	96,682
		182,522
Machinery - 2.3%
Astec Industries, Inc. (a)	58,206	2,165
Bucyrus International, Inc. Class A	344,700	34,260
Cummins, Inc.	1,057,095	134,642
Danaher Corp.	8,847,309	776,263
Deere & Co.	2,144,000	199,649
IDEX Corp.	1,715,549	61,983
Ingersoll-Rand Co. Ltd. Class A	436,100	20,266
ITT Corp.	460,800	30,431
Kennametal, Inc.	807,442	30,570
Manitowoc Co., Inc.	208,900	10,201
PACCAR, Inc.	8,650,141	471,260
Pall Corp.	2,324,700	93,732
SPX Corp.	387,790	39,884
		1,905,306
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	709,000	59,010
Canadian National Railway Co.	4,982,100	233,924
CSX Corp.	394,900	17,368
Union Pacific Corp.	274,500	34,483
		344,785
TOTAL INDUSTRIALS		6,962,914
INFORMATION TECHNOLOGY - 23.8%
Communications Equipment - 2.9%
Aruba Networks, Inc. (e)	4,047,477	60,348
Blue Coat Systems, Inc. (a)	549,407	18,059
Ciena Corp. (a)	739,500	25,224
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	19,490,000	$ 527,594
Juniper Networks, Inc. (a)	300,000	9,960
Nice Systems Ltd. sponsored ADR (a)	58,800	2,018
Nokia Corp. sponsored ADR	14,838,486	569,649
Nortel Networks Corp. (a)	2,051,700	30,934
Research In Motion Ltd. (a)	9,441,809	1,070,701
Riverbed Technology, Inc. (a)	1,144,636	30,608
Starent Networks Corp.	341,204	6,227
		2,351,322
Computers & Peripherals - 7.5%
Apple, Inc. (a)	15,131,237	2,997,195
Dell, Inc. (a)	9,901,363	242,682
EMC Corp. (a)	9,102,600	168,671
Hewlett-Packard Co.	45,785,000	2,311,227
Logitech International SA (a)	1,896,500	69,488
NCR Corp. (a)	5,468,400	137,257
Netezza Corp.	238,300	3,289
Synaptics, Inc. (a)	444,703	18,304
Teradata Corp. (a)	724,900	19,870
Western Digital Corp. (a)	3,050,600	92,159
		6,060,142
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	393,200	14,446
Amphenol Corp. Class A	8,203,412	380,392
Flextronics International Ltd. (a)	1,463,500	17,650
FLIR Systems, Inc. (a)(e)	7,363,538	230,479
Hon Hai Precision Industry Co. Ltd. (Foxconn)	25,220,142	157,091
Mettler-Toledo International, Inc. (a)	1,233,600	140,384
Trimble Navigation Ltd. (a)	1,671,575	50,548
Tyco Electronics Ltd.	1,400,000	51,982
		1,042,972
Internet Software & Services - 6.4%
Akamai Technologies, Inc. (a)	3,380,692	116,972
Bankrate, Inc. (a)(d)(e)	1,187,000	57,083
Constant Contact, Inc. (d)(e)	1,486,116	31,951
Dice Holdings, Inc.	567,610	4,535
Equinix, Inc. (a)	401,300	40,559
Google, Inc. Class A (sub. vtg.) (a)	6,340,219	4,384,135
Mercadolibre, Inc.	528,500	39,046
NHN Corp. (a)	159,566	38,541
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Open Text Corp. (a)	300,000	$ 9,475
VeriSign, Inc. (a)	9,059,984	340,746
VistaPrint Ltd. (a)(e)	2,538,487	108,774
		5,171,817
IT Services - 1.7%
Accenture Ltd. Class A	6,952,400	250,495
ExlService Holdings, Inc. (a)	399,100	9,211
Mastercard, Inc. Class A (d)	2,473,441	532,285
Paychex, Inc.	3,732,421	135,188
Redecard SA	1,070,600	17,442
Sapient Corp. (a)(e)	7,164,100	63,116
SRA International, Inc. Class A (a)	3,726,200	109,737
The Western Union Co.	3,459,768	84,003
VeriFone Holdings, Inc. (a)(d)(e)	6,710,817	156,026
Wright Express Corp. (a)	384,682	13,652
		1,371,155
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	2,553,300	45,347
ASML Holding NV (NY Shares) (a)	1,692,322	52,953
Broadcom Corp. Class A (a)	345,200	9,024
Cavium Networks, Inc.	1,009,091	23,229
FEI Co. (a)	325,459	8,081
Intel Corp.	13,021,350	347,149
Lam Research Corp. (a)	2,722,165	117,679
Marvell Technology Group Ltd. (a)	5,648,552	78,967
MEMC Electronic Materials, Inc. (a)	1,392,800	123,249
NVIDIA Corp. (a)	4,911,173	167,078
Samsung Electronics Co. Ltd.	36,956	21,950
Sigma Designs, Inc. (a)	292,000	16,118
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,961,900	19,541
Tessera Technologies, Inc. (a)	575,044	23,922
Varian Semiconductor Equipment Associates, Inc. (a)	652,800	24,154
Zoran Corp. (a)	758,721	17,079
		1,095,520
Software - 2.7%
Activision, Inc. (a)	5,809,700	172,548
Adobe Systems, Inc. (a)	13,589,308	580,671
Autonomy Corp. PLC (a)	1,628,653	28,605
BMC Software, Inc. (a)	2,422,950	86,354
CommVault Systems, Inc. (a)(e)	4,296,222	90,994
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	1,011,400	$ 59,076
Gameloft (a)	2,545,730	22,291
Longtop Financial Technologies Ltd. ADR	51,400	1,217
McAfee, Inc. (a)	5,531,135	207,418
Nintendo Co. Ltd.	459,000	271,912
Nuance Communications, Inc. (a)(d)	1,570,957	29,345
Oracle Corp. (a)	3,867,400	87,326
Salesforce.com, Inc. (a)	3,258,818	204,295
Taleo Corp. Class A (a)	969,251	28,864
Ubisoft Entertainment SA (a)	1,644,957	166,773
Ultimate Software Group, Inc. (a)(e)	1,565,056	49,252
VMware, Inc. Class A (d)	1,484,000	126,125
		2,213,066
TOTAL INFORMATION TECHNOLOGY		19,305,994
MATERIALS - 6.9%
Chemicals - 2.2%
Bayer AG	4,183,732	380,720
Ecolab, Inc.	6,099,063	312,333
Monsanto Co.	4,031,465	450,274
Nalco Holding Co.	3,301,771	79,837
Potash Corp. of Saskatchewan, Inc.	227,900	32,808
Praxair, Inc.	5,041,068	447,193
Rohm & Haas Co.	142,100	7,541
The Mosaic Co. (a)	614,700	57,991
Wacker Chemie AG	169,400	48,876
		1,817,573
Metals & Mining - 4.6%
Agnico-Eagle Mines Ltd.	879,300	48,162
Anglo American PLC ADR	12,064,441	366,397
Anglo Platinum Ltd.	45,931	6,762
ArcelorMittal SA (NY Reg.) Class A	1,713,129	132,511
B2Gold Corp. (a)	5,000,000	11,826
Barrick Gold Corp.	8,342,200	350,800
BHP Billiton Ltd. sponsored ADR (d)	7,512,220	526,156
Companhia Vale do Rio Doce sponsored ADR	2,209,800	72,194
Compania de Minas Buenaventura SA sponsored ADR	950,129	53,777
Eldorado Gold Corp. (a)	5,577,400	32,727
First Quantum Minerals Ltd.	71,500	6,122
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Franco-Nevada Corp.	3,797,400	$ 57,904
Freeport-McMoRan Copper & Gold, Inc. Class B	3,934,561	403,056
Goldcorp, Inc.	15,349,183	522,170
Impala Platinum Holdings Ltd.	555,200	19,199
Ivanhoe Mines Ltd. (a)	16,627,200	180,740
Kinross Gold Corp. (a)	11,157,179	205,502
Lihir Gold Ltd. (a)	58,532,976	185,081
Lundin Mining Corp. (a)	4,446,200	42,692
Newcrest Mining Ltd.	4,555,994	132,089
Novamerican Steel, Inc.	820,500	3,536
Novamerican Steel, Inc. warrants 3/7/11 (a)	820,500	821
POSCO sponsored ADR	1,049,800	157,900
Randgold Resources Ltd. sponsored ADR	1,633,797	60,663
Red Back Mining, Inc. (a)	6,119,200	43,667
Rio Tinto PLC (Reg.)	422,926	44,397
Silver Bear Resources, Inc. (e)	2,391,300	6,739
Silvercorp Metals, Inc.	770,400	7,273
Vedanta Resources PLC	209,300	8,508
Xstrata PLC	127,800	9,014
		3,698,385
Paper & Forest Products - 0.1%
Lee & Man Paper Manufacturing Ltd.	2,890,400	12,697
Nine Dragons Paper (Holdings) Ltd.	20,920,000	52,910
		65,607
TOTAL MATERIALS		5,581,565
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	6,249,343	259,723
Cbeyond, Inc. (a)	487,220	18,997
Iliad Group SA	291,860	31,349
Telefonica SA sponsored ADR	445,900	43,515
		353,584
Wireless Telecommunication Services - 2.1%
America Movil SAB de CV Series L sponsored ADR	23,042,400	1,414,573
American Tower Corp. Class A (a)	226,274	9,639
Bharti Airtel Ltd. (a)	7,972,568	201,595
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
NII Holdings, Inc. (a)	1,988,000	$ 96,060
Vodafone Group PLC sponsored ADR	275,000	10,263
		1,732,130
TOTAL TELECOMMUNICATION SERVICES		2,085,714
UTILITIES - 1.0%
Electric Utilities - 0.6%
Allegheny Energy, Inc.	1,633,500	103,907
E.ON AG sponsored ADR	1,715,900	120,714
Edison International	183,400	9,788
Entergy Corp.	609,300	72,824
Exelon Corp.	967,500	78,987
FirstEnergy Corp.	570,600	41,277
FPL Group, Inc.	281,900	19,107
PPL Corp.	1,000,900	52,137
		498,741
Gas Utilities - 0.1%
Questar Corp.	141,000	7,628
Southern Union Co.	1,749,130	51,354
		58,982
Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc.	715,485	73,359
International Power PLC	5,890,400	54,339
		127,698
Multi-Utilities - 0.1%
Veolia Environnement	486,986	44,384
YTL Corp. Bhd	20,877,500	49,874
YTL Corp. Bhd rights 1/7/08 (a)	1,391,833	715
		94,973
TOTAL UTILITIES		780,394
TOTAL COMMON STOCKS (Cost $48,072,087)		72,693,874
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Fluidigm Corp. (f)	4,389,865	$ 17,559
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,559)		17,559
Money Market Funds - 11.0%

Fidelity Cash Central Fund, 4.58% (b)	8,065,387,372	8,065,387
Fidelity Securities Lending Cash Central Fund, 4.65% (b)(c)	829,911,713	829,912
TOTAL MONEY MARKET FUNDS (Cost $8,895,299)		8,895,299
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.28%, dated 12/31/07 due 1/2/08 (Collateralized by U.S. Government Obligations) # (Cost $3,944)	$ 3,944	3,944
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $56,988,889)		81,610,676
NET OTHER ASSETS - (0.6)%		(466,709)
NET ASSETS - 100%		$ 81,143,967
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,514,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Fluidigm Corp.	10/9/07	$ 17,559
MannKind Corp. warrants 8/3/10	8/3/05	$ 8
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$3,944,000 due 1/02/08 at 1.28%
Banc of America Securities LLC	$ 750
Barclays Capital, Inc.	1,287
Goldman, Sachs & Co.	1,907
$ 3,944
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 316,087
Fidelity Securities Lending Cash Central Fund	14,546
Total	$ 330,633
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Akamai Technologies, Inc.	$ 447,760	$ 33,447	$ 226,133	$ -	$ -
American Commercial Lines, Inc.	141,680	-	118,677	-	-
Arena Pharmaceuticals, Inc.	43,762	-	28,651	-	-
Aruba Networks, Inc.	-	78,217	-	-	60,348
Bankrate, Inc.	-	56,545	-	-	57,083
California Pizza Kitchen, Inc.	25,536	25,742	9,753	-	24,851
CommVault Systems, Inc.	-	74,992	-	-	90,994
Constant Contact, Inc.	-	37,759	-	-	31,951
FLIR Systems, Inc.	50,142	90,462	-	-	230,479
J. Crew Group, Inc.	129,543	103,420	1,880	-	285,015
Jacobs Engineering Group, Inc.	143,128	200,843	16,944	-	689,372
Kyphon, Inc.	95,357	6,889	179,520	-	-
MannKind Corp.	78,647	17,042	-	-	52,987
Medarex, Inc.	116,476	8,617	18,107	-	70,594
Nighthawk Radiology Holdings, Inc.	44,047	9,849	10,654	-	33,732
NII Holdings, Inc.	628,113	51,535	507,483	-	-
Opsware, Inc.	54,592	-	88,201	-	-
Panera Bread Co. Class A	140,063	-	142,154	-	-
Petroplus Holdings AG	134,674	154,082	-	-	320,482
Sapient Corp.	-	59,537	-	-	63,116
Silver Bear Resources, Inc.	-	7,137	-	-	6,739
Susser Holdings Corp.	16,957	10,120	-	-	29,557
Taleo Corp. Class A	-	29,490	9,721	-	-
Tim Hortons, Inc.	234,667	57,350	16,173	2,619	355,194
TreeHouse Foods, Inc.	79,336	17,304	-	-	71,725
Ultimate Software Group, Inc.	-	50,183	-	-	49,252
VeriFone Holdings, Inc.	117,286	137,468	7,641	-	156,026
VistaPrint Ltd.	52,539	37,585	-	-	108,774
Zumiez, Inc.	-	64,077	49,523	-	-
Total	$ 2,774,305	$ 1,419,692	$ 1,431,215	$ 2,619	$ 2,788,271
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	74.7%
Canada	5.5%
Bermuda	2.2%
United Kingdom	2.1%
Switzerland	2.1%
Netherlands Antilles	1.8%
Mexico	1.7%
Germany	1.7%
Brazil	1.5%
Australia	1.0%
Others (individually less than 1%)	5.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2007

Assets
Investment in securities, at value (including securities loaned of $803,014 and repurchase agreements of $3,944) - See accompanying schedule: Unaffiliated issuers (cost $45,957,197)	$ 69,927,106
Fidelity Central Funds (cost $8,895,299)	8,895,299
Other affiliated issuers (cost $2,136,393)	2,788,271
Total Investments (cost $56,988,889)		$ 81,610,676
Receivable for investments sold		88,466
Receivable for fund shares sold		486,798
Dividends receivable		73,311
Distributions receivable from Fidelity Central Funds		34,092
Prepaid expenses		573
Other receivables		2,188
Total assets		82,296,104

Liabilities
Payable to custodian bank	$ 108
Payable for investments purchased	43,910
Payable for fund shares redeemed	206,760
Distributions payable	10,049
Accrued management fee	47,916
Other affiliated payables	11,253
Other payables and accrued expenses	2,229
Collateral on securities loaned, at value	829,912
Total liabilities		1,152,137

Net Assets		$ 81,143,967
Net Assets consist of:
Paid in capital		$ 55,526,124
Undistributed net investment income		37,973
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		958,472
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,621,398
Net Assets, for 1,109,833 shares outstanding		$ 81,143,967
Net Asset Value, offering price and redemption price per share ($81,143,967 ÷ 1,109,833 shares)		$ 73.11

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2007

Investment Income
Dividends (including $2,619 earned from other affiliated issuers)		$ 821,152
Interest		568
Income from Fidelity Central Funds		330,633
Total income		1,152,353

Expenses
Management fee Basic fee	$ 412,335
Performance adjustment	115,225
Transfer agent fees	124,382
Accounting and security lending fees	3,029
Custodian fees and expenses	2,894
Independent trustees' compensation	253
Appreciation in deferred trustee compensation account	5
Registration fees	(339)
Audit	429
Legal	414
Interest	4
Miscellaneous	752
Total expenses before reductions	659,383
Expense reductions	(5,525)	653,858
Net investment income (loss)		498,495
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,726,451
Other affiliated issuers	344,288
Foreign currency transactions	(1,259)
Total net realized gain (loss)		5,069,480
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $86)	7,732,969
Assets and liabilities in foreign currencies	(176)
Total change in net unrealized appreciation (depreciation)		7,732,793
Net gain (loss)		12,802,273
Net increase (decrease) in net assets resulting from operations		$ 13,300,768

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2007	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 498,495	$ 401,287
Net realized gain (loss)	5,069,480	6,309,858
Change in net unrealized appreciation (depreciation)	7,732,793	323,789
Net increase (decrease) in net assets resulting from operations	13,300,768	7,034,934
Distributions to shareholders from net investment income	(460,400)	(378,165)
Distributions to shareholders from net realized gain	(4,689,324)	(6,270,983)
Total distributions	(5,149,724)	(6,649,148)
Share transactions Proceeds from sales of shares	10,836,141	12,219,016
Reinvestment of distributions	5,046,930	6,514,186
Cost of shares redeemed	(11,466,420)	(10,685,444)
Net increase (decrease) in net assets resulting from share transactions	4,416,651	8,047,758
Total increase (decrease) in net assets	12,567,695	8,433,544

Net Assets
Beginning of period	68,576,272	60,142,728
End of period (including undistributed net investment income of $37,973 and undistributed net investment income of $14,332, respectively)	$ 81,143,967	$ 68,576,272
Other Information Shares
Sold	152,510	183,232
Issued in reinvestment of distributions	69,556	100,360
Redeemed	(163,926)	(160,606)
Net increase (decrease)	58,140	122,986

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 65.21	$ 64.76	$ 56.74	$ 49.35	$ 38.60
Income from Investment Operations
Net investment income (loss) C	.48	.41	.27	.04	- G
Net realized and unrealized gain (loss)	12.34	6.92	8.95	7.40	10.79
Total from investment operations	12.82	7.33	9.22	7.44	10.79
Distributions from net investment income	(.44)	(.39)	(.23)	(.05)	(.04)
Distributions from net realized gain	(4.48)	(6.49)	(.97)	-	-
Total distributions	(4.92)	(6.88)	(1.20)	(.05)	(.04)
Net asset value, end of period	$ 73.11	$ 65.21	$ 64.76	$ 56.74	$ 49.35
Total Return A, B	19.78%	11.54%	16.23%	15.07%	27.95%
Ratios to Average Net Assets D, F
Expenses before reductions	.89%	.90%	.91%	.94%	1.00%
Expenses net of fee waivers, if any	.89%	.90%	.91%	.94%	1.00%
Expenses net of all reductions	.89%	.89%	.88%	.92%	.98%
Net investment income (loss)	.68%	.62%	.46%	.08%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 81,144	$ 68,576	$ 60,143	$ 44,477	$ 35,933
Portfolio turnover rate E	56%	76%	60%	64%	67%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds,

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48), on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 25,569,653
Unrealized depreciation	(1,038,412)
Net unrealized appreciation (depreciation)	24,531,241
Undistributed long-term capital gain	715,642

Cost for federal income tax purposes	$ 57,079,435

The tax character of distributions paid was as follows:

	December 31, 2007	December 31, 2006
Ordinary Income	$ 554,573	$ 473,416
Long-term Capital Gains	4,595,151	6,175,732
Total	$ 5,149,724	$ 6,649,148

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,861,241 and $41,378,833, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annual rate of .17% of average net assets. Effective January 1, 2008, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR replaced FSC as transfer agent for the Fund.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $294 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $148 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $14,546.

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,653. The weighted average interest rate was 5.56%. The interest expense amounted to $4 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,430 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $81 and $2,999 respectively.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Annual Report

11. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2008

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 373 funds advised by FMR or an affiliate. Mr. Curvey oversees 368 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (77)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL). Mr. Edward C. Johnson 3d and Mr. Arthur E. Johnson are not related.

James C. Curvey (72)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) or Member of the Advisory Board (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. Mr. Curvey joined Fidelity in 1982 and served in numerous senior management positions, including President and Chief Operating Officer of FMR LLC (1997-2000) and President of Fidelity Strategic Investments (2000-2002). In addition, he serves as a member of the Board of Directors of Geerlings & Wade, Inc. (wine distribution).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (59)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (65)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (71)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

James H. Keyes (67)

Year of Election or Appointment: 2007

Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Marie L. Knowles (61)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (63)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

Cornelia M. Small (63)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (68)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc., a private equity investment firm. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (68)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman and a Director of Hershey Foods Corporation (2007-present), where prior to his retirement in 2001, he was Chairman and Chief Executive Officer. Mr. Wolfe currently serves as a member of the board of Revlon Inc. (2004-present). Previously, Mr. Wolfe served as a member of the boards of Adelphia Communications Corporation (2003-2006) and Bausch & Lomb, Inc. (1993-2007).

Advisory Board Members and Executive Officers**:

Correspondence intended for Mr. Mauriello, Mr. Thomas, Mr. Wiley, Mr. Lacy, and Mr. Arthur Johnson may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Arthur E. Johnson (60)

Year of Election or Appointment: 2008

Member of the Advisory Board of Contrafund. Mr. Johnson serves as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor). In addition, Mr. Johnson serves as a member of the Board of Directors of AGL Resources, Inc. (holding company, 2002-present), and IKON Office Solutions, Inc. (document management systems and services). Mr. Arthur E. Johnson and Mr. Edward C. Johnson 3d are not related.

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Member of the Advisory Board of Contrafund. Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Vice Chairman and Chief Executive Officer of Sears Holdings Corporation and Sears, Roebuck and Co. (retail, 2005-2006; 2000-2005). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Peter S. Lynch (63)

Year of Election or Appointment: 2003

Member of the Advisory Board of Contrafund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Joseph Mauriello (63)

Year of Election or Appointment: 2007

Member of the Advisory Board of Contrafund. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

David M. Thomas (58)

Year of Election or Appointment: 2007

Member of the Advisory Board of Contrafund. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (57)

Year of Election or Appointment: 2007

Member of the Advisory Board of Contrafund. Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Kimberley H. Monasterio (44)

Year of Election or Appointment: 2007

President and Treasurer of Contrafund. Ms. Monasterio also serves as President and Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2004-present). Previously, Ms. Monasterio served as Deputy Treasurer of the Fidelity funds (2004-2006). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Walter C. Donovan (45)

Year of Election or Appointment: 2007

Vice President of Contrafund. Mr. Donovan also serves as Vice President of Fidelity's Equity Funds (2007-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's High Income Funds (2005-2007), Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Bruce T. Herring (42)

Year of Election or Appointment: 2006

Vice President of Contrafund. Mr. Herring also serves as Vice President of certain Equity Funds (2006-present). Mr. Herring is Senior Vice President of FMR (2006-present) and Vice President of FMR Co., Inc. (2001-present). Previously, Mr. Herring served as a portfolio manager for Fidelity U.S. Equity Funds (2001-2005).

Eric D. Roiter (59)

Year of Election or Appointment: 1998

Secretary of Contrafund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

John B. McGinty, Jr. (45)

Year of Election or Appointment: 2008

Assistant Secretary of Contrafund. Mr. McGinty also serves as Assistant Secretary of other Fidelity funds (2008-present) and is an employee of FMR LLC (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

R. Stephen Ganis (41)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Contrafund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR LLC (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (59)

Year of Election or Appointment: 2006

Chief Financial Officer of Contrafund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (60)

Year of Election or Appointment: 2004

Chief Compliance Officer of Contrafund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (46)

Year of Election or Appointment: 2005

Deputy Treasurer of Contrafund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kenneth B. Robins (38)

Year of Election or Appointment: 2005

Deputy Treasurer of Contrafund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of Contrafund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (53)
Year of Election or Appointment: 2004 Assistant Treasurer of Contrafund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Paul M. Murphy (60)

Year of Election or Appointment: 2007

Assistant Treasurer of Contrafund. Mr. Murphy also serves as Assistant Treasurer of other Fidelity funds (2007-present) and is an employee of FMR (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services Group (FPCMS) (1994-2007).

Gary W. Ryan (49)

Year of Election or Appointment: 2005

Assistant Treasurer of Contrafund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Distributions

The Board of Trustees of Fidelity Contrafund voted to pay on February 11, 2008, to shareholders of record at the opening of business on February 8, 2008 a distribution of $.65 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2007, $4,630,922,170 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 98% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2008 of amounts for use in preparing 2007 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Contrafund

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in July 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc. Morningstar, Inc. assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Contrafund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the third quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Annual Report

Fidelity Contrafund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the fund's positive performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is partially closed to new investors, it continues to incur investment management expenses, and marketing and distribution expenses related to the retention of existing shareholders and assets. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) Fidelity's portfolio manager compensation structure, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (iii) Fidelity's fee structures; (iv) the funds' sub-advisory arrangements; and (v) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CON-UANN-0208
1.787729.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, December 31, 2007, Fidelity Contrafund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor New Insights Fund and Fidelity Contrafund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor New Insights Fund	$71,000	$62,000
Fidelity Contrafund	$291,000	$278,000
All funds in the Fidelity Group of Funds audited by PwC	$14,700,000	$13,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2007A	2006A
Fidelity Advisor New Insights Fund	$0	$0
Fidelity Contrafund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor New Insights Fund	$2,700	$2,600
Fidelity Contrafund	$3,800	$3,600
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2007A	2006A
Fidelity Advisor New Insights Fund	$6,400	$5,200
Fidelity Contrafund	$47,900	$47,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2007A	2006A
PwC	$215,000	$125,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2007 and December 31, 2006, the aggregate fees billed by PwC of $1,530,000A and $1,375,000A for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2007A	2006A
Covered Services	$275,000	$185,000
Non-Covered Services	$1,255,000	$1,190,000
A	Aggregate amounts may reflect rounding.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	February 28, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	February 28, 2008